GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – 35.9%
Automobiles & Components – 0.1%
General Motors Co.
$25,000	4.000%		04/01/2025	$ 25,656

Banks – 7.9%
American Express Co.(a)
25,000	3.625		12/05/2024	26,431
Bank of America Corp.
75,000	4.125		01/22/2024	80,731
	(3 Mo. LIBOR + 0.94%),
75,000	3.864	(a)(b)	07/23/2024	78,974
50,000	4.200		08/26/2024	53,635
45,000	3.248	(a)	10/21/2027	46,816
	(3 Mo. LIBOR + 1.58%),
75,000	3.824	(a)(b)	01/20/2028	80,508
	(3 Mo. LIBOR + 1.37%),
25,000	3.593	(a)(b)	07/21/2028	26,386
	(3 Mo. LIBOR + 1.04%),
85,000	3.419	(a)(b)	12/20/2028	88,682
	(3 Mo. LIBOR + 1.31%),
50,000	4.271	(a)(b)	07/23/2029	55,611
Bank of America Corp. Series L(a)
25,000	4.183		11/25/2027	26,886
Citigroup, Inc.
220,000	3.400		05/01/2026	230,071
25,000	4.125		07/25/2028	26,798
Deutsche Bank AG
115,000	2.700		07/13/2020	114,785
Discover Financial Services(a)
75,000	3.750		03/04/2025	78,642
GE Capital International Funding Co. Unlimited Co.
200,000	3.373		11/15/2025	204,146
General Motors Financial Co., Inc.(a)
25,000	4.300		07/13/2025	25,956
Huntington Bancshares, Inc.(a)
50,000	4.000		05/15/2025	53,548
JPMorgan Chase & Co.(a)
	(3 Mo. LIBOR + 1.00%),
200,000	4.023	(b)	12/05/2024	213,230
	(SOFR + 1.16%),
200,000	2.301	(b)	10/15/2025	199,221
	(3 Mo. LIBOR + 1.25%),
100,000	3.960	(b)	01/29/2027	108,094
15,000	3.625		12/01/2027	15,794
	(3 Mo. LIBOR + 1.34%),
75,000	3.782	(b)	02/01/2028	80,309
	(3 Mo. LIBOR + 0.95%),
45,000	3.509	(b)	01/23/2029	47,431
JPMorgan Chase & Co. Series Z(a)(b)
	(3 Mo. LIBOR + 3.80%),
85,000	5.300		12/31/2049	85,923
Mizuho Financial Group, Inc.
250,000	2.601		09/11/2022	251,879
Morgan Stanley
	(3 Mo. LIBOR + 1.40%),
50,000	3.683	(a)(b)	10/24/2023	50,885
	(3 Mo. LIBOR + 0.85%),
50,000	3.737	(a)(b)	04/24/2024	52,223
225,000	3.700		10/23/2024	238,138
	(SOFR + 1.15%),
75,000	2.720	(a)(b)	07/22/2025	75,884
25,000	3.625		01/20/2027	26,404
	(3 Mo. LIBOR + 1.63%),
100,000	4.431	(a)(b)	01/23/2030	112,345

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Nuveen LLC(a)(c)
$25,000	4.000%		11/01/2028	$ 27,912
Royal Bank of Canada(b)
	(3 Mo. LIBOR + 0.39%),
50,000	2.656		04/30/2021	50,164
Santander UK plc
200,000	2.875		06/18/2024	203,070
Standard Chartered plc(a)(b)(c)
	(3 Mo. LIBOR + 1.15%),
200,000	4.247		01/20/2023	207,083
Wells Fargo & Co.
175,000	3.000		10/23/2026	179,599
Westpac Banking Corp.(a)(b)
	(5 Yr. Swap Rate + 2.24%),
25,000	4.322		11/23/2031	26,414
	(US Treasury Yield Curve Rate T- Note Constant Maturity 5 Yr. + 2.00%),
50,000	4.110		07/24/2034	52,181

				3,602,789

Capital Goods – 1.3%
Air Lease Corp.(a)
75,000	3.750		06/01/2026	78,044
Boeing Co. (The)(a)
50,000	3.450		11/01/2028	53,528
Northrop Grumman Corp.
75,000	2.930	(a)	01/15/2025	77,294
75,000	3.250	(a)	01/15/2028	78,717
25,000	4.750		06/01/2043	30,642
Roper Technologies, Inc.(a)
50,000	4.200		09/15/2028	54,934
Stanley Black & Decker, Inc.(a)
50,000	4.250		11/15/2028	56,919
United Technologies Corp.(a)
	(3 Mo. LIBOR + 0.65%),
25,000	2.818	(b)	08/16/2021	25,013
25,000	3.350		08/16/2021	25,606
50,000	3.950		08/16/2025	54,738
25,000	2.650		11/01/2026	25,670
25,000	4.125		11/16/2028	28,285

				589,390

Commercial & Professional Services(a) – 0.4%
IHS Markit Ltd.
75,000	4.250		05/01/2029	80,692
Republic Services, Inc.
75,000	2.500		08/15/2024	75,929

				156,621

Consumer Services(a) – 0.4%
Marriott International, Inc.
85,000	2.300		01/15/2022	85,209
Starbucks Corp.
75,000	3.800		08/15/2025	81,133

				166,342

Electric – 2.4%
Alliant Energy Finance LLC(a)(c)
25,000	3.750		06/15/2023	26,066
Arizona Public Service Co.(a)
45,000	2.950		09/15/2027	46,433
Berkshire Hathaway Energy Co.(a)
25,000	3.250		04/15/2028	26,341

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Electric – (continued)
Dominion Energy, Inc.
$50,000	3.071%	08/15/2024	$ 51,240
Emera US Finance LP(a)
45,000	2.700	06/15/2021	45,257
Entergy Corp.(a)
45,000	2.950	09/01/2026	45,619
Exelon Corp.(a)
45,000	3.497	06/01/2022	46,192
Florida Power & Light Co.(a)
68,000	4.125	02/01/2042	78,930
MidAmerican Energy Co.(a)
25,000	3.650	04/15/2029	27,529
NiSource, Inc.(a)
50,000	3.650	06/15/2023	52,140
95,000	3.490	05/15/2027	99,627
NRG Energy, Inc.(a)(c)
75,000	3.750	06/15/2024	77,184
Progress Energy, Inc.
120,000	7.000	10/30/2031	165,459
Sempra Energy(a)(b)
	(3 Mo. LIBOR + 0.50%),
70,000	2.803	01/15/2021	69,957
Southern California Edison Co. Series A(a)
50,000	4.200	03/01/2029	55,705
Southern Co. (The)(a)
60,000	3.250	07/01/2026	61,872
Vistra Operations Co. LLC(a)(c)
125,000	3.550	07/15/2024	126,703

			1,102,254

Energy – 4.5%
BP Capital Markets America, Inc.(a)
75,000	3.224	04/14/2024	77,988
25,000	4.234	11/06/2028	28,177
Cenovus Energy, Inc.(a)
25,000	4.250	04/15/2027	26,023
Continental Resources, Inc.(a)
150,000	4.500	04/15/2023	155,804
Devon Energy Corp.(a)
29,000	5.850	12/15/2025	34,452
25,000	5.600	07/15/2041	30,327
5,000	4.750	05/15/2042	5,513
Diamondback Energy, Inc.(a)
100,000	4.750	11/01/2024	102,250
Energy Transfer Operating LP(a)
25,000	4.650	06/01/2021	25,746
75,000	4.200	09/15/2023	78,928
25,000	5.250	04/15/2029	28,169
25,000	5.300	04/15/2047	26,888
25,000	6.000	06/15/2048	29,386
Enterprise Products Operating LLC(a)(b)
	(3 Mo. LIBOR + 2.78%),
40,000	4.909	06/01/2067	37,051
EQM Midstream Partners LP(a)
100,000	4.750	07/15/2023	100,363
25,000	5.500	07/15/2028	24,829
Kinder Morgan Energy Partners LP(a)
25,000	5.400	09/01/2044	28,583
Kinder Morgan, Inc.(a)
145,000	3.050	12/01/2019	145,016
Marathon Oil Corp.(a)
25,000	4.400	07/15/2027	26,646

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Energy – (continued)
Marathon Petroleum Corp.(a)
$25,000	3.625%		09/15/2024	$ 26,184
25,000	3.800		04/01/2028	26,046
MPLX LP(a)
25,000	4.800		02/15/2029	27,546
35,000	4.500		04/15/2038	36,321
25,000	5.500		02/15/2049	29,071
Newfield Exploration Co.
50,000	5.625		07/01/2024	55,125
Noble Energy, Inc.(a)
50,000	3.250		10/15/2029	49,523
Occidental Petroleum Corp.
225,000	2.900	(a)	08/15/2024	226,581
15,000	5.550	(a)	03/15/2026	16,951
25,000	3.200	(a)	08/15/2026	25,207
30,000	6.450		09/15/2036	36,960
Petroleos Mexicanos(c)
20,000	6.490	(a)	01/23/2027	20,799
20,000	6.750		09/21/2047	19,180
30,000	7.690	(a)	01/23/2050	31,284
Phillips 66(a)
60,000	3.900		03/15/2028	64,602
Pioneer Natural Resources Co.(a)
25,000	3.950		07/15/2022	26,005
Plains All American Pipeline LP(a)
15,000	3.650		06/01/2022	15,380
35,000	3.850		10/15/2023	36,193
45,000	4.500		12/15/2026	47,741
Sabine Pass Liquefaction LLC(a)
75,000	5.625		03/01/2025	84,199
75,000	5.000		03/15/2027	82,667
Total Capital International SA(a)
25,000	3.461		07/12/2049	26,437
Western Midstream Operating LP(a)
25,000	5.450		04/01/2044	22,095
25,000	5.300		03/01/2048	21,697

				2,065,933

Food & Beverage – 2.3%
Anheuser-Busch Cos. LLC(a)
35,000	4.700		02/01/2036	40,404
210,000	4.900		02/01/2046	250,201
Anheuser-Busch InBev Worldwide, Inc.(a)
150,000	4.750		01/23/2029	174,636
25,000	5.550		01/23/2049	32,721
Constellation Brands, Inc.(a)
	(3 Mo. LIBOR + 0.70%),
75,000	2.858	(b)	11/15/2021	75,083
50,000	4.400		11/15/2025	55,272
25,000	3.700		12/06/2026	26,489
50,000	3.600		02/15/2028	52,812
25,000	3.150		08/01/2029	25,587
Keurig Dr Pepper, Inc.(a)
50,000	4.057		05/25/2023	52,887
Kraft Heinz Foods Co.(a)(c)
50,000	3.750		04/01/2030	50,453
Mars, Inc.(a)(c)
25,000	2.700		04/01/2025	25,633
25,000	3.200		04/01/2030	26,435
Smithfield Foods, Inc.(c)
125,000	2.700		01/31/2020	124,871
Tyson Foods, Inc.(a)
50,000	3.900		09/28/2023	52,946

				1,066,430

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Health Care Equipment & Services – 1.3%
Becton Dickinson and Co.(a)
	(3 Mo. LIBOR + 0.88%),
$93,000	2.979	%(b)	12/29/2020	$ 93,038
45,000	2.894		06/06/2022	45,685
25,000	3.363		06/06/2024	26,046
40,000	3.700		06/06/2027	42,354
Cigna Corp.(a)
150,000	3.750		07/15/2023	156,914
CVS Health Corp.(a)
75,000	3.500		07/20/2022	77,436
50,000	3.700		03/09/2023	52,064
50,000	3.875		07/20/2025	52,947
UnitedHealth Group, Inc.
35,000	4.625		07/15/2035	42,322

				588,806

Life Insurance(a) – 0.6%
American International Group, Inc.
125,000	3.900		04/01/2026	133,380
25,000	4.200		04/01/2028	27,270
Marsh & McLennan Cos., Inc.
50,000	4.375		03/15/2029	56,555
Principal Financial Group, Inc.
50,000	3.100		11/15/2026	51,683

				268,888

Materials – 0.5%
DuPont de Nemours, Inc.(a)
50,000	4.205		11/15/2023	53,593
50,000	4.493		11/15/2025	55,264
Ecolab, Inc.
4,000	5.500		12/08/2041	5,361
Huntsman International LLC(a)
25,000	4.500		05/01/2029	26,299
Sherwin-Williams Co. (The)(a)
25,000	3.450		06/01/2027	26,192
50,000	2.950		08/15/2029	50,239

				216,948

Media & Entertainment – 1.8%
Charter Communications Operating LLC(a)
92,000	4.500		02/01/2024	98,709
220,000	4.908		07/23/2025	241,543
Comcast Corp.(a)
50,000	3.700		04/15/2024	53,314
45,000	3.375		08/15/2025	47,611
50,000	3.950		10/15/2025	54,471
25,000	3.300		02/01/2027	26,370
25,000	3.150		02/15/2028	26,072
125,000	4.150		10/15/2028	140,159
25,000	4.250		10/15/2030	28,437
Fox Corp.(a)(c)
25,000	4.030		01/25/2024	26,632
25,000	4.709		01/25/2029	28,546
Time Warner Cable LLC
15,000	5.000		02/01/2020	15,111
Walt Disney Co. (The)(a)(c)
25,000	3.700		09/15/2024	26,837

				813,812

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Metals and Mining(c) – 0.2%
Glencore Funding LLC
$75,000	4.125	%(a)	03/12/2024	$ 78,721
25,000	4.625		04/29/2024	26,752

				105,473

Pharmaceuticals, Biotechnology & Life Sciences – 2.4%
AbbVie, Inc.
45,000	2.500	(a)	05/14/2020	45,079
75,000	3.375		11/14/2021	76,799
50,000	3.750	(a)	11/14/2023	52,559
Amgen, Inc.(a)
70,000	3.125		05/01/2025	72,712
Bayer US Finance II LLC(a)(c)
200,000	3.875		12/15/2023	208,911
Bayer US Finance LLC(c)
200,000	3.000		10/08/2021	202,545
Celgene Corp.(a)
150,000	3.875		08/15/2025	161,856
Elanco Animal Health, Inc.
50,000	3.912		08/27/2021	51,204
25,000	4.272	(a)	08/28/2023	26,239
Pfizer, Inc.(a)
75,000	3.450		03/15/2029	81,275
Teva Pharmaceutical Finance Netherlands III BV
30,000	2.200		07/21/2021	27,450
Thermo Fisher Scientific, Inc.(a)
35,000	3.000		04/15/2023	35,978
15,000	3.650		12/15/2025	16,132
Zoetis, Inc.(a)
45,000	3.000		09/12/2027	46,173

				1,104,912

Pipelines(a) – 0.3%
Columbia Pipeline Group, Inc.
35,000	3.300		06/01/2020	35,213
Sunoco Logistics Partners Operations LP
15,000	4.250		04/01/2024	15,805
Williams Cos., Inc. (The)
25,000	3.600		03/15/2022	25,678
25,000	3.900		01/15/2025	26,217
35,000	4.000		09/15/2025	37,022

				139,935

Property/Casualty Insurance – 0.2%
Arch Capital Group US, Inc.
36,000	5.144		11/01/2043	44,951
XLIT Ltd.
45,000	4.450		03/31/2025	48,853

				93,804

Real Estate Investment Trusts(a) – 2.3%
Alexandria Real Estate Equities, Inc.
25,000	3.800		04/15/2026	26,659
25,000	3.375		08/15/2031	26,128
American Campus Communities Operating Partnership LP
95,000	4.125		07/01/2024	101,664
American Homes 4 Rent LP
75,000	4.900		02/15/2029	85,107
American Tower Corp.
75,000	3.375		05/15/2024	78,022
Crown Castle International Corp.
25,000	2.250		09/01/2021	24,985
85,000	3.150		07/15/2023	87,320
60,000	3.650		09/01/2027	63,525

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Real Estate Investment Trusts(a) – (continued)
CubeSmart LP
$45,000	4.000%		11/15/2025	$ 47,733
Essex Portfolio LP
50,000	3.000		01/15/2030	50,512
Kilroy Realty LP
25,000	4.750		12/15/2028	28,385
National Retail Properties, Inc.
45,000	4.000		11/15/2025	48,216
Office Properties Income Trust
25,000	3.600		02/01/2020	25,055
Regency Centers LP
100,000	2.950		09/15/2029	99,845
Spirit Realty LP
75,000	3.400		01/15/2030	74,443
Ventas Realty LP
45,000	3.500		02/01/2025	47,091
VEREIT Operating Partnership LP
50,000	4.625		11/01/2025	54,581
25,000	3.950		08/15/2027	26,390
WP Carey, Inc.
25,000	3.850		07/15/2029	26,453

				1,022,114

Retailing(a) – 0.8%
Alimentation Couche-Tard, Inc.(c)
45,000	2.700		07/26/2022	45,374
Amazon.com, Inc.
35,000	5.200		12/03/2025	41,148
45,000	4.800		12/05/2034	56,324
15,000	3.875		08/22/2037	17,230
Dollar Tree, Inc.
50,000	4.000		05/15/2025	52,985
50,000	4.200		05/15/2028	53,764
Expedia Group, Inc.
35,000	3.800		02/15/2028	36,633
Home Depot, Inc. (The)
25,000	3.900		12/06/2028	28,082
25,000	4.250		04/01/2046	29,822

				361,362

Software & Services(a) – 0.9%
Fiserv, Inc.
25,000	3.800		10/01/2023	26,452
100,000	2.750		07/01/2024	101,814
50,000	3.200		07/01/2026	51,872
25,000	4.200		10/01/2028	27,635
Global Payments, Inc.
50,000	2.650		02/15/2025	50,193
25,000	3.200		08/15/2029	25,352
PayPal Holdings, Inc.
125,000	2.650		10/01/2026	125,834

				409,152

Technology – 2.1%
Apple, Inc.(a)
225,000	2.450		08/04/2026	228,232
Broadcom Corp.(a)
125,000	3.625		01/15/2024	127,824
50,000	3.125		01/15/2025	49,631
Broadcom, Inc.(c)
100,000	3.125		10/15/2022	101,300
75,000	3.625	(a)	10/15/2024	76,349
50,000	4.250	(a)	04/15/2026	51,645

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Technology – (continued)
Dell International LLC(a)(c)
$70,000	5.450%		06/15/2023	$ 76,224
50,000	6.020		06/15/2026	56,265
Hewlett Packard Enterprise Co.(a)
45,000	4.900		10/15/2025	49,958
25,000	6.350		10/15/2045	29,211
Microchip Technology, Inc.
25,000	3.922		06/01/2021	25,535
Oracle Corp.(a)
70,000	2.500		05/15/2022	70,851
QUALCOMM, Inc.(a)
25,000	2.600		01/30/2023	25,402

				968,427

Tobacco(a) – 0.3%
Altria Group, Inc.
75,000	3.800		02/14/2024	78,424
BAT Capital Corp.
25,000	3.222		08/15/2024	25,277
25,000	4.540		08/15/2047	23,968

				127,669

Transportation – 0.7%
Avolon Holdings Funding Ltd.(a)(c)
25,000	3.950		07/01/2024	25,691
Burlington Northern Santa Fe LLC(a)
25,000	4.050		06/15/2048	28,643
Delta Air Lines, Inc.
150,000	3.400		04/19/2021	152,182
FedEx Corp.(a)
45,000	3.400		02/15/2028	46,181
Penske Truck Leasing Co. LP(a)(c)
70,000	3.375		02/01/2022	71,479

				324,176

Wireless Telecommunications – 2.2%
American Tower Corp.
45,000	4.700		03/15/2022	47,619
AT&T, Inc.
60,000	3.200	(a)	03/01/2022	61,452
80,000	3.800		03/15/2022	83,119
50,000	3.000	(a)	06/30/2022	50,998
195,000	3.400	(a)	05/15/2025	203,573
25,000	3.600	(a)	07/15/2025	26,291
110,000	4.250	(a)	03/01/2027	119,882
25,000	4.900	(a)	08/15/2037	28,419
Verizon Communications, Inc.
25,000	3.376		02/15/2025	26,381
25,000	2.625		08/15/2026	25,317
145,000	4.329		09/21/2028	164,342
62,000	5.012		04/15/2049	77,926
Vodafone Group plc
100,000	3.750		01/16/2024	105,295

				1,020,614

TOTAL CORPORATE BONDS (Cost $15,560,445)				$16,341,507

Mortgage-Backed Securities – 47.8%
FHLMC – 0.1%
$3,146	4.500%		07/01/2024	$ 3,267
18,427	4.500		11/01/2024	19,172
4,061	4.500		12/01/2024	4,225
7,046	7.500		12/01/2029	8,283

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC – (continued)
$2,074	5.000%	10/01/2033	$ 2,280
3,232	5.000	07/01/2035	3,560
4,304	5.000	12/01/2035	4,749
917	5.000	03/01/2038	1,011
2,578	5.000	06/01/2041	2,822

			49,369

GNMA – 24.2%
1,359	7.000	10/15/2025	1,374
5,604	7.000	11/15/2025	5,933
789	7.000	02/15/2026	801
2,657	7.000	04/15/2026	2,798
2,629	7.000	03/15/2027	2,785
16,703	7.000	11/15/2027	17,128
152	7.000	01/15/2028	152
7,097	7.000	02/15/2028	7,653
1,540	7.000	03/15/2028	1,552
858	7.000	04/15/2028	865
131	7.000	05/15/2028	143
2,580	7.000	06/15/2028	2,790
4,419	7.000	07/15/2028	4,777
9,859	7.000	09/15/2028	10,509
1,918	7.000	11/15/2028	2,020
1,100	7.500	11/15/2030	1,101
103,933	6.000	08/20/2034	120,297
98,163	5.000	06/15/2040	108,366
469,572	4.000	08/20/2043	500,197
224,284	4.000	10/20/2045	237,300
764,303	4.500	09/20/2048	803,325
871,647	5.000	10/20/2048	923,886
2,000,000	3.000	TBA-30yr(d)	2,052,656
2,000,000	4.500	TBA-30yr(d)	2,089,844
2,000,000	3.000	TBA-30yr(d)	2,051,016
1,000,000	3.500	TBA-30yr(d)	1,035,493
1,000,000	4.500	TBA-30yr(d)	1,046,563

			11,031,324

UMBS – 12.2%
UMBS
292	5.000	06/01/2023	303
23,202	5.500	09/01/2023	23,992
7,049	5.500	10/01/2023	7,296
1,345	4.500	07/01/2024	1,394
44,519	4.500	11/01/2024	46,251
20,181	4.500	12/01/2024	20,982
6,478	9.000	11/01/2025	7,232
28,349	7.000	08/01/2026	31,173
12,505	8.000	10/01/2029	14,641
1,136	8.500	04/01/2030	1,332
2,112	8.000	05/01/2030	2,225
13	8.500	06/01/2030	13
6,295	8.000	08/01/2032	7,444
8,871	4.500	08/01/2039	9,665
39,567	3.000	01/01/2043	41,042
163,991	3.000	03/01/2043	170,204
228,847	3.000	04/01/2043	237,517
170,610	3.000	05/01/2043	177,075
538,361	4.500	04/01/2045	590,586
60,575	4.500	05/01/2045	66,451

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
UMBS – (continued)
	$380,739	4.000%	02/01/2048	$ 403,411
	503,848	4.000	03/01/2048	533,851
	42,027	4.000	07/01/2048	44,679
	2,906,550	5.000	10/01/2049	3,114,032

				5,552,791

UMBS, 30 Year, Single Family(d) – 11.3%
UMBS, 30 Year, Single Family
	1,000,000	2.500	TBA-30yr	995,700
	1,000,000	3.000	TBA-30yr	1,015,082
	1,000,000	3.500	TBA-30yr	1,025,770
	2,000,000	4.500	TBA-30yr	2,105,780

				5,142,332

TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,642,794)				$21,775,816

Collateralized Mortgage Obligations – 1.6%
Adjustable Rate Non-Agency(a)(b) – 1.5%
Alternative Loan Trust Series 2005-38, Class A1
	$81,083	3.946%	09/25/2035	$ 80,028
Harben Finance plc Series 2017-1X, Class A
GBP	75,559	1.560	08/20/2056	92,614
Lehman XS Trust Series 2005-7N, Class 1A1A
	$137,151	2.558	12/25/2035	131,812
London Wall Mortgage Capital plc Series 2017-FL1, Class A
GBP	60,363	1.620	11/15/2049	73,957
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	$90,550	3.296	12/25/2046	129,532
Ripon Mortgages plc Series 1X, Class A2
GBP	135,996	1.560	08/20/2056	166,727

				674,670

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2012-111, Class B
	$11,234	7.000	10/25/2042	13,121
FNMA REMIC Series 2012-153, Class B
	31,373	7.000	07/25/2042	36,849

				49,970

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $679,760)				$ 724,640

Commercial Mortgage-Backed Securities(a) – 0.3%
Adjustable Rate Non-Agency(b)(c) – 0.2%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A
	$107,436	2.855%	06/15/2035	$ 107,369

Sequential Fixed Rate – 0.1%
BANK Series 2019-BN21, Class A5
	50,000	2.851	10/15/2052	51,499

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $158,935)				$ 158,868

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Securities – 2.3%
FHLB
$100,000	3.375%	12/08/2023	$ 106,959
FNMA
400,000	1.875	09/24/2026	404,689
400,000	6.250	05/15/2029	552,890

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,010,219)			$ 1,064,538

Asset-Backed Securities(a) – 5.6%
Automobile – 0.2%
Ally Master Owner Trust Series 2018-1, Class A2
$100,000	2.700%	01/17/2023	$ 100,817

Collateralized Debt Obligations(b)(c) – 1.5%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A
200,000	3.178	06/15/2028	200,187
KREF Ltd. Series 2018-FL1, Class A
150,000	3.125	06/15/2036	150,187
Orix Credit Alliance Owner Trust Ltd. Series 2018-CRE1, Class A
125,000	3.207	06/15/2036	125,156
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A
175,000	3.155	11/15/2037	175,219

			650,749

Collateralized Loan Obligations(b)(c) – 1.8%
CBAM Ltd. Series 2018-5A, Class A
525,000	3.323	04/17/2031	519,750
Cutwater Ltd. Series 2014-1A, Class A1AR
303,081	3.553	07/15/2026	303,237

			822,987

Home Equity(b) – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
4,704	7.000	09/25/2037	4,726
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
51,704	7.000	09/25/2037	53,672

			58,398

Student Loans(b) – 2.0%
Academic Loan Funding Trust Series 2012-1A, Class A2(c)
437,136	3.118	12/27/2044	436,770
Chase Education Loan Trust Series 2007-A, Class A3
2,848	2.174	12/28/2023	2,845
Nelnet Student Loan Trust Series 2006-2, Class A5
12,928	2.376	01/25/2030	12,922
Northstar Education Finance, Inc. Series 2007-1, Class A1
33,679	2.375	04/28/2030	33,574
Scholar Funding Trust Series 2010-A, Class A(c)
104,048	3.006	10/28/2041	102,307
SLM Student Loan Trust Series 2003-7A, Class A5A(c)
316,248	3.319	12/15/2033	313,076

			901,494

TOTAL ASSET-BACKED SECURITIES (Cost $2,536,161)			$ 2,534,445

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Government Securities – 3.3%
Israel Government AID Bond(e)
	$400,000	5.500%	09/18/2023	$ 458,431
	200,000	5.500	12/04/2023	230,375
	100,000	5.500	04/26/2024	116,717
Kuwait International Government Bond
	300,000	3.500	03/20/2027	322,875
Mexico Government Bond
EUR	100,000	1.625	04/08/2026	113,797
Romania Government Bond(c)
	10,000	2.124	07/16/2031	11,329
	20,000	4.625	04/03/2049	28,257
United Arab Emirates Government International Bond(c)
	$220,000	3.125	10/11/2027	230,725

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,459,015)				$ 1,512,506

Municipal Bonds – 1.6%
California – 0.4%
California State Various Purpose GO Bonds Series 2010
	$105,000	7.625%	03/01/2040	$ 172,284

Illinois – 0.9%
Illinois State GO Bonds for Build America Bonds Series 2010-5
	100,000	7.350	07/01/2035	121,908
Illinois State GO Bonds Pension Funding Series 2003
	25,000	5.100	06/01/2033	27,078
Illinois State GO Bonds Series 2015-B(f)
	199,000	7.750	01/01/2025	255,988

				404,974

Ohio – 0.3%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
	100,000	6.270	02/15/2050	137,823

TOTAL MUNICIPAL BONDS (Cost $579,900)				$ 715,081

U.S. Treasury Obligations – 0.9%
U.S. Treasury Notes
	$380,000	1.625%	09/30/2026	$ 380,059
	40,000	2.875	08/15/2028	43,994

TOTAL U.S. TREASURY OBLIGATIONS (Cost $422,628)				$ 424,053

Short-Term Investment – 27.4%
U.S. Treasury Obligation – 27.4%
U.S. Treasury Bills
	$12,573,000	1.833%	03/05/2020	$ 12,476,565
(Cost $12,474,004)

TOTAL INVESTMENTS – 126.7% (Cost $56,523,861)				$ 57,728,019

LIABILITIES IN EXCESS OF OTHER ASSETS – (26.7)%				(12,178,488)

NET ASSETS – 100.0%				$ 45,549,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $13,417,904 which represents approximately 29.5% of net assets as of September 30, 2019.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $805,523, which represents 1.8% of net assets as of September 30, 2019.

(f)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
UMBS	— Uniform Mortgage-Backed Securities
Yr.	— Year

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	51,973	SEK	343,484	12/18/2019	$85
	AUD	243,188	USD	163,968	11/13/2019	414
	CHF	152,290	EUR	140,013	12/18/2019	123
	EUR	64,028	AUD	103,495	12/18/2019	185
	EUR	128,053	CHF	138,972	12/18/2019	200
	EUR	31,966	NOK	317,954	12/18/2019	61
	EUR	371,917	SEK	3,976,390	12/18/2019	1,716
	JPY	5,668,022	AUD	77,721	12/18/2019	138
	JPY	3,726,192	NZD	54,977	12/18/2019	174
	JPY	7,545,395	USD	70,007	12/18/2019	183
	NOK	5,926,436	EUR	592,865	12/18/2019	2,111
	SEK	1,302,643	EUR	120,999	12/18/2019	358
	USD	33,631	AUD	48,960	11/13/2019	536
	USD	332,889	AUD	487,564	12/18/2019	2,990
	USD	194,102	CAD	255,909	11/20/2019	793
	USD	454,827	CAD	601,051	12/18/2019	554
	USD	257,058	CHF	252,704	12/18/2019	2,079
	USD	988,336	EUR	895,000	11/27/2019	8,738
	USD	619,592	EUR	560,037	12/18/2019	5,455
	USD	676,401	GBP	546,693	12/04/2019	2,521
	USD	85,722	JPY	9,053,632	11/14/2019	1,740
	USD	316,741	JPY	33,909,552	12/18/2019	1,302
	USD	34,990	NOK	312,731	12/18/2019	572
	USD	428,367	NZD	674,442	12/18/2019	5,277
	USD	151,424	SEK	1,410,504	10/07/2019	8,092

TOTAL						$46,397

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	50,961	CAD	46,328	12/18/2019	$(533)
	AUD	48,960	USD	33,708	11/13/2019	(614)
	AUD	606,693	USD	415,202	12/18/2019	(4,697)
	CAD	258,925	USD	196,389	11/20/2019	(802)
	CAD	92,250	USD	69,964	12/18/2019	(241)
	CHF	258,189	EUR	238,283	12/18/2019	(787)
	CHF	336,180	USD	342,681	12/18/2019	(3,474)
	EUR	30,997	AUD	50,577	12/18/2019	(230)
	EUR	63,976	CAD	93,887	12/18/2019	(804)
	EUR	177,948	CHF	194,326	12/18/2019	(938)
	EUR	190,009	JPY	22,727,801	12/18/2019	(3,057)
	EUR	31,980	SEK	344,347	12/18/2019	(100)
	EUR	757,464	USD	836,457	11/27/2019	(7,395)
	EUR	704,881	USD	783,362	12/18/2019	(10,391)
	GBP	291,000	USD	360,042	12/04/2019	(1,342)
	GBP	34,246	USD	42,410	12/18/2019	(165)
	JPY	11,613,101	USD	109,956	11/14/2019	(2,232)
	JPY	57,519,684	USD	540,171	12/18/2019	(5,103)
	NOK	550,528	CAD	81,055	12/18/2019	(672)
	NOK	307,923	EUR	30,969	12/18/2019	(72)
	NOK	626,081	USD	69,968	12/18/2019	(1,064)
	NZD	55,758	EUR	31,976	12/18/2019	(87)
	NZD	198,797	USD	127,998	12/18/2019	(3,289)
	SEK	3,019,408	EUR	282,986	12/18/2019	(1,935)
	SEK	1,653,000	USD	177,457	10/07/2019	(9,484)
	SEK	506,431	USD	52,239	12/18/2019	(515)
	USD	110,222	AUD	163,475	11/13/2019	(278)
	USD	139,975	CAD	185,530	12/18/2019	(248)

TOTAL						$(60,549)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACT — At September 30, 2019, the Fund had the following forward sales contract:

Description	Interest Rate	Maturity Date(a)	Principal Amount	Settlement Date	Value

UMBS (Proceeds Received: $1,071,719)	5.000%	TBA - 30yr	$1,000,000	11/13//2019	$(1,071,641)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amounted and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
30 Day Federal Funds	5	11/29/2019	$2,046,935	$110
3 Month Eurodollar	2	06/15/2020	492,225	918
Australia 10 Year Bond	3	12/16/2019	298,360	369
Australia 3 Year Bond	3	12/16/2019	234,257	348
U.S. Treasury 2 Year Note	15	12/31/2019	3,232,617	(5,325)
U.S. Treasury 5 Year Note	18	12/31/2019	2,144,812	(5,715)
U.S. Treasury Long Bond	22	12/19/2019	3,572,938	(61,254)
U.S. Treasury Ultra Bond	19	12/19/2019	3,649,781	(35,796)

Total				$(106,345)

Short position contracts:
3 Month Eurodollar	(17)	12/16/2019	$(4,166,487)	$(33,678)
Long Gilt	(1)	12/27/2019	(165,141)	(395)
U.S. Treasury 10 Year Note	(4)	12/19/2019	(521,250)	6,721
U.S. Treasury 10 Year Ultra Note	(19)	12/19/2019	(2,706,016)	22,918

Total				$(4,434)

Total Futures Contracts				$(110,779)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2019(a)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased(b):
iTraxx Europe Index	(1.000)%	0.480%	06/20/2024	EUR	450	$(12,331)	$(12,100)	$(231)
Protection Sold(c):
General Electric Co.	1.000	1.270	06/20/2024	USD	125	(1,447)	(2,013)	566
Markit CDX North America Investment Grade Index	1.000	0.530	06/20/2024		3,050	65,869	56,220	9,649
Markit CDX North America Investment Grade Index	1.000	0.600	12/20/2024		575	13,988	13,717	271
Prudential Financial, Inc.	1.000	0.660	06/20/2024		75	1,187	1,197	(10)
Republic of Chile	1.000	0.330	06/20/2024		20	622	583	39
Republic of Colombia	1.000	0.830	06/20/2024		210	1,682	819	863
Republic of Indonesia	1.000	0.820	06/20/2024		160	1,363	616	747
Republic of Peru	1.000	0.490	06/20/2024		40	946	881	65
Russian Federation	1.000	0.860	12/20/2024		30	220	(274)	494
State of Qatar	1.000	0.480	06/20/2024		20	479	400	79
State of Qatar	1.000	0.540	12/20/2024		10	234	226	8
United Mexican States	1.000	1.050	06/20/2024		20	(37)	(281)	244

TOTAL						$72,775	$59,991	$12,784

(a)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)	Payments made quarterly
(c)	Payments received quarterly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.727%(a)	1 Day SONIA	11/07/2019	GBP	1,860		$(155)	$4	$(159)
0.045(b)	3 Month STIBOR	03/18/2021	SEK	11,590	(c)	(419)	41	(460)
3 Month BA(d)	2.250%	12/18/2021	CAD	1,510	(c)	9,510	8,090	1,420
1.500(d)	3 Month LIBOR	12/18/2021	USD	1,150	(c)	1,311	(1,080)	2,391
6 Month BBR(d)	1.250	12/18/2024	AUD	260	(c)	2,828	2,873	(45)
3 Month BA(d)	2.250	12/18/2024	CAD	710	(c)	13,754	12,951	803
0.050(b)	3 Month STIBOR	12/18/2024	SEK	2,080	(c)	(791)	(422)	(369)
1.500(d)	3 Month LIBOR	12/18/2024	USD	400	(c)	(410)	(2,282)	1,872
6 Month BBR(d)	1.250	12/18/2026	AUD	190	(c)	1,933	992	941
1.500(d)	6 Month LIBOR	12/18/2026	GBP	100	(c)	(7,631)	(5,775)	(1,856)
0.300(b)	6 Month EURIBOR	08/03/2028	EUR	260	(c)	(5,076)	(3,199)	(1,877)
6 Month LIBOR(d)	1.050	08/07/2028	CHF	290	(c)	19,891	10,749	9,142
6 Month EURIBOR(d)	1.200	02/12/2029	EUR	310	(c)	20,598	3,778	16,820
1.500(d)	6 Month LIBOR	02/12/2029	GBP	490	(c)	(24,655)	(5,229)	(19,426)
3 Month LIBOR(e)	2.800	02/12/2029	USD	330	(c)	18,072	2,530	15,542
0.900(d)	6 Month LIBOR	09/13/2029	GBP	180	(c)	(2,326)	351	(2,677)
6 Month EURIBOR(d)	0.275	09/17/2029	EUR	240	(c)	2,414	(231)	2,645
6 Month BBR(d)	1.250	12/18/2029	AUD	1,010	(c)	4,246	(547)	4,793
3 Month BA(d)	2.500	12/18/2029	CAD	120	(c)	6,307	5,669	638
0.750(b)	6 Month EURIBOR	12/18/2029	EUR	190	(c)	(18,796)	(18,319)	(477)
1.500(d)	6 Month LIBOR	12/18/2029	GBP	150	(c)	(15,533)	(11,479)	(4,054)
1.750(b)	6 Month NIBOR	12/18/2029	NOK	2,520	(c)	(1,494)	(968)	(526)
0.400(b)	3 Month STIBOR	12/18/2029	SEK	1,880	(c)	(2,476)	572	(3,048)
6 Month EURIBOR(d)	0.002	09/16/2030	EUR	170	(c)	942	844	98

TOTAL						$22,044	$(87)	$22,131

(a)	Payments made at the termination date.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	Deutsche Bank AG	1.420%	11/15/2019	100,000	$100,000	$544	$1,440	$(896)
3M IRS	JPMorgan Chase Bank NA	1.585	11/12/2019	100,000	100,000	1,104	2,000	(896)
3M IRS	UBS AG	1.580	11/12/2019	130,000	130,000	1,404	2,093	(689)
3M IRS		1.585	11/12/2019	50,000	50,000	552	1,060	(508)
3M IRS		1.420	11/15/2019	50,000	50,000	272	820	(548)
3M IRS		1.270	08/27/2020	150,000	150,000	2,159	3,025	(866)

Total Purchased option contracts				580,000		$6,035	$10,438	$(4,403)

Written option contracts
Calls
6M IRS	Bank of America NA	(0.600)	08/21/2020	(280,000)	(280,000)	(653)	(1,612)	959
6M IRS		0.065	09/14/2020	(230,000)	(230,000)	(6,628)	(6,092)	(536)
6M IRS	Deutsche Bank AG	(0.250)	11/15/2019	(120,000)	(120,000)	(432)	(1,334)	902
6M IRS		0.065	09/14/2020	(100,000)	(100,000)	(2,881)	(2,148)	(733)
6M IRS	JPMorgan Chase Bank NA	(0.090)	11/12/2019	(120,000)	(120,000)	(1,300)	(2,125)	825
6M IRS		0.680	11/12/2019	(110,000)	(110,000)	(1,549)	(1,467)	(82)
6M IRS		(0.600)	08/21/2020	(560,000)	(560,000)	(1,307)	(3,123)	1,816
6M IRS		0.065	09/14/2020	(140,000)	(140,000)	(4,034)	(2,970)	(1,064)
6M IRS	UBS AG	(0.090)	11/12/2019	(60,000)	(60,000)	(649)	(1,149)	500
6M IRS		(0.250)	11/15/2019	(60,000)	(60,000)	(216)	(1,105)	889
6M IRS		(0.256)	08/27/2020	(180,000)	(180,000)	(2,132)	(2,901)	769
6M IRS		0.065	09/14/2020	(90,000)	(90,000)	(2,593)	(2,585)	(8)

Total calls				(2,050,000)		$(24,374)	$(28,611)	$4,237

Puts
6M IRS	Bank of America NA	0.065	09/14/2020	(230,000)	(230,000)	(3,224)	(3,934)	710
6M IRS	Deutsche Bank AG	0.065	09/14/2020	(100,000)	(100,000)	(1,401)	(2,148)	747
6M IRS	JPMorgan Chase Bank NA	0.065	09/14/2020	(140,000)	(140,000)	(1,960)	(2,969)	1,009
6M IRS	UBS AG	0.065	09/14/2020	(90,000)	(90,000)	(1,262)	(1,389)	127

Total puts				(560,000)		$(7,847)	$(10,440)	$2,593

Total Written option contracts				(2,610,000)		$(32,221)	$(39,051)	$6,830

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Automobiles & Components – 0.5%
1,762	Aptiv plc	$ 154,034
1,437	BorgWarner, Inc.	52,709
26,421	Ford Motor Co.	242,016
8,503	General Motors Co.	318,693
1,096	Harley-Davidson, Inc.	39,423

		806,875

Banks – 5.4%
56,893	Bank of America Corp.	1,659,569
5,180	BB&T Corp.	276,457
15,441	Citigroup, Inc.	1,066,664
2,969	Citizens Financial Group, Inc.	105,014
1,043	Comerica, Inc.	68,828
5,000	Fifth Third Bancorp	136,900
1,133	First Republic Bank	109,561
7,113	Huntington Bancshares, Inc.	101,502
21,726	JPMorgan Chase & Co.	2,556,933
6,741	KeyCorp	120,259
935	M&T Bank Corp.	147,702
2,606	People’s United Financial, Inc.	40,745
3,063	PNC Financial Services Group, Inc. (The)	429,310
7,021	Regions Financial Corp.	111,072
3,040	SunTrust Banks, Inc.	209,152
365	SVB Financial Group*	76,267
9,801	US Bancorp	542,387
27,299	Wells Fargo & Co.	1,376,962
1,283	Zions Bancorp NA	57,119

		9,192,403

Capital Goods – 6.6%
3,926	3M Co.	645,434
666	Allegion plc	69,031
1,583	AMETEK, Inc.	145,351
982	AO Smith Corp.	46,851
2,732	Arconic, Inc.	71,032
3,629	Boeing Co. (The)	1,380,726
3,806	Caterpillar, Inc.	480,736
998	Cummins, Inc.	162,345
2,149	Deere & Co.	362,493
966	Dover Corp.	96,175
2,861	Eaton Corp. plc	237,892
4,160	Emerson Electric Co.	278,138
3,994	Fastenal Co.	130,484
906	Flowserve Corp.	42,319
2,038	Fortive Corp.	139,725
926	Fortune Brands Home & Security, Inc.	50,652
1,599	General Dynamics Corp.	292,185
59,332	General Electric Co.	530,428
4,893	Honeywell International, Inc.	827,896
286	Huntington Ingalls Industries, Inc.	60,572
522	IDEX Corp.	85,545
2,030	Illinois Tool Works, Inc.	317,675
1,653	Ingersoll-Rand plc	203,666
807	Jacobs Engineering Group, Inc.	73,841
5,459	Johnson Controls International plc	239,596
1,523	L3Harris Technologies, Inc.	317,759
1,674	Lockheed Martin Corp.	652,960
2,060	Masco Corp.	85,861

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
1,076	Northrop Grumman Corp.	$ 403,274
2,385	PACCAR, Inc.	166,974
884	Parker-Hannifin Corp.	159,659
1,073	Pentair plc	40,559
1,029	Quanta Services, Inc.	38,896
1,885	Raytheon Co.	369,818
806	Rockwell Automation, Inc.	132,829
707	Roper Technologies, Inc.	252,116
355	Snap-on, Inc.	55,572
1,034	Stanley Black & Decker, Inc.	149,320
1,581	Textron, Inc.	77,406
330	TransDigm Group, Inc.	171,821
549	United Rentals, Inc.*	68,427
5,527	United Technologies Corp.	754,546
1,245	Wabtec Corp.	89,466
304	WW Grainger, Inc.	90,334
1,258	Xylem, Inc.	100,162

		11,148,547

Commercial & Professional Services – 0.8%
570	Cintas Corp.	152,817
1,399	Copart, Inc.*	112,382
843	Equifax, Inc.	118,585
2,503	IHS Markit Ltd.*	167,401
2,557	Nielsen Holdings plc	54,336
1,483	Republic Services, Inc.	128,354
814	Robert Half International, Inc.	45,307
1,077	Rollins, Inc.	36,693
1,132	Verisk Analytics, Inc.	179,014
2,669	Waste Management, Inc.	306,935

		1,301,824

Consumer Durables & Apparel – 1.2%
1,057	Capri Holdings Ltd.*	35,050
2,376	DR Horton, Inc.	125,239
839	Garmin Ltd.	71,055
2,220	Hanesbrands, Inc.	34,011
815	Hasbro, Inc.	96,732
931	Leggett & Platt, Inc.	38,115
1,931	Lennar Corp. Class A	107,846
421	Mohawk Industries, Inc.*	52,234
2,664	Newell Brands, Inc.	49,870
8,532	NIKE, Inc. Class B	801,326
23	NVR, Inc.*	85,499
1,728	PulteGroup, Inc.	63,158
525	PVH Corp.	46,321
358	Ralph Lauren Corp.	34,178
1,933	Tapestry, Inc.	50,355
1,254	Under Armour, Inc. Class A*	25,005
1,232	Under Armour, Inc. Class C*	22,336
2,190	VF Corp.	194,888
423	Whirlpool Corp.	66,986

		2,000,204

Consumer Services – 1.9%
2,767	Carnival Corp.	120,946
168	Chipotle Mexican Grill, Inc.*	141,199
816	Darden Restaurants, Inc.	96,467
1,374	H&R Block, Inc.	32,454
1,998	Hilton Worldwide Holdings, Inc.	186,034
1,870	Marriott International, Inc. Class A	232,572

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
5,153	McDonald’s Corp.	$ 1,106,401
3,516	MGM Resorts International	97,463
1,502	Norwegian Cruise Line Holdings Ltd.*	77,758
1,158	Royal Caribbean Cruises Ltd.	125,446
8,137	Starbucks Corp.	719,474
689	Wynn Resorts Ltd.	74,908
2,062	Yum! Brands, Inc.	233,893

		3,245,015

Diversified Financials – 5.0%
380	Affiliated Managers Group, Inc.	31,673
4,661	American Express Co.	551,303
901	Ameriprise Financial, Inc.	132,537
5,780	Bank of New York Mellon Corp. (The)	261,314
13,325	Berkshire Hathaway, Inc. Class B*	2,771,866
805	BlackRock, Inc.	358,740
3,199	Capital One Financial Corp.	291,045
737	Cboe Global Markets, Inc.	84,689
8,035	Charles Schwab Corp. (The)	336,104
2,450	CME Group, Inc.	517,783
2,134	Discover Financial Services	173,046
1,705	E*TRADE Financial Corp.	74,491
1,923	Franklin Resources, Inc.	55,498
2,212	Goldman Sachs Group, Inc. (The)(a)	458,393
3,829	Intercontinental Exchange, Inc.	353,302
2,721	Invesco Ltd.	46,094
264	MarketAxess Holdings, Inc.	86,460
1,114	Moody’s Corp.	228,181
8,484	Morgan Stanley	362,012
568	MSCI, Inc.	123,682
799	Nasdaq, Inc.	79,381
1,460	Northern Trust Corp.	136,247
851	Raymond James Financial, Inc.	70,173
1,673	S&P Global, Inc.	409,852
2,568	State Street Corp.	152,000
4,076	Synchrony Financial	138,951
1,618	T. Rowe Price Group, Inc.	184,856

		8,469,673

Energy – 4.5%
2,555	Apache Corp.	65,408
3,467	Baker Hughes a GE Co.	80,434
2,916	Cabot Oil & Gas Corp.	51,234
12,891	Chevron Corp.	1,528,873
696	Cimarex Energy Co.	33,366
1,365	Concho Resources, Inc.	92,684
7,507	ConocoPhillips	427,749
2,868	Devon Energy Corp.	69,004
1,051	Diamondback Energy, Inc.	94,495
3,930	EOG Resources, Inc.	291,685
28,790	Exxon Mobil Corp.	2,032,862
6,022	Halliburton Co.	113,515
800	Helmerich & Payne, Inc.	32,056
1,701	Hess Corp.	102,876
1,023	HollyFrontier Corp.	54,874
13,165	Kinder Morgan, Inc.	271,331
5,720	Marathon Oil Corp.	70,184
4,564	Marathon Petroleum Corp.	277,263

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
2,775	National Oilwell Varco, Inc.	$ 58,830
3,360	Noble Energy, Inc.	75,466
6,169	Occidental Petroleum Corp.	274,335
2,787	ONEOK, Inc.	205,374
3,066	Phillips 66	313,958
1,133	Pioneer Natural Resources Co.	142,497
9,387	Schlumberger Ltd.	320,754
2,968	TechnipFMC plc	71,648
2,812	Valero Energy Corp.	239,695
8,349	Williams Cos., Inc. (The)	200,877

		7,593,327

Food & Staples Retailing – 1.6%
2,999	Costco Wholesale Corp.	864,042
5,388	Kroger Co. (The)	138,902
3,508	Sysco Corp.	278,535
5,113	Walgreens Boots Alliance, Inc.	282,800
9,651	Walmart, Inc.	1,145,381

		2,709,660

Food, Beverage & Tobacco – 3.9%
12,715	Altria Group, Inc.	520,043
3,785	Archer-Daniels-Midland Co.	155,450
1,128	Brown-Forman Corp. Class B	70,816
1,096	Campbell Soup Co.	51,424
26,208	Coca-Cola Co. (The)	1,426,764
3,405	Conagra Brands, Inc.	104,465
1,147	Constellation Brands, Inc. Class A	237,750
4,033	General Mills, Inc.	222,299
936	Hershey Co. (The)	145,071
1,837	Hormel Foods Corp.	80,332
750	JM Smucker Co. (The)	82,515
1,695	Kellogg Co.	109,073
4,259	Kraft Heinz Co. (The)	118,975
982	Lamb Weston Holdings, Inc.	71,411
836	McCormick & Co., Inc. (Non-Voting)	130,667
1,300	Molson Coors Brewing Co. Class B	74,750
9,786	Mondelez International, Inc. Class A	541,362
2,697	Monster Beverage Corp.*	156,588
9,491	PepsiCo, Inc.	1,301,216
10,604	Philip Morris International, Inc.	805,162
2,029	Tyson Foods, Inc. Class A	174,778

		6,580,911

Health Care Equipment & Services – 6.2%
12,033	Abbott Laboratories	1,006,801
319	ABIOMED, Inc.*	56,747
514	Align Technology, Inc.*	92,993
1,093	AmerisourceBergen Corp.	89,987
1,749	Anthem, Inc.	419,935
3,490	Baxter International, Inc.	305,270
1,845	Becton Dickinson and Co.	466,711
9,433	Boston Scientific Corp.*	383,829
1,982	Cardinal Health, Inc.	93,531
2,888	Centene Corp.*	124,935
2,129	Cerner Corp.	145,134
2,575	Cigna Corp.	390,859
344	Cooper Cos., Inc. (The)	102,168

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
8,842	CVS Health Corp.	$ 557,665
4,290	Danaher Corp.	619,605
676	DaVita, Inc.*	38,579
1,552	Dentsply Sirona, Inc.	82,737
1,409	Edwards Lifesciences Corp.*	309,853
1,799	HCA Healthcare, Inc.	216,636
1,038	Henry Schein, Inc.*	65,913
1,847	Hologic, Inc.*	93,255
930	Humana, Inc.	237,773
593	IDEXX Laboratories, Inc.*	161,254
789	Intuitive Surgical, Inc.*	426,005
685	Laboratory Corp. of America Holdings*	115,080
1,240	McKesson Corp.	169,458
9,144	Medtronic plc	993,221
893	Quest Diagnostics, Inc.	95,578
960	ResMed, Inc.	129,706
2,193	Stryker Corp.	474,346
315	Teleflex, Inc.	107,021
6,434	UnitedHealth Group, Inc.	1,398,237
570	Universal Health Services, Inc. Class B	84,787
627	Varian Medical Systems, Inc.*	74,669
347	WellCare Health Plans, Inc.*	89,932
1,414	Zimmer Biomet Holdings, Inc.	194,100

		10,414,310

Household & Personal Products – 2.0%
1,696	Church & Dwight Co., Inc.	127,607
855	Clorox Co. (The)	129,849
5,837	Colgate-Palmolive Co.	429,078
1,935	Coty, Inc. Class A	20,337
1,511	Estee Lauder Cos., Inc. (The) Class A	300,613
2,333	Kimberly-Clark Corp.	331,403
17,001	Procter & Gamble Co. (The)	2,114,584

		3,453,471

Insurance – 2.5%
5,081	Aflac, Inc.	265,838
2,250	Allstate Corp. (The)	244,530
5,880	American International Group, Inc.	327,516
1,591	Aon plc	307,970
1,281	Arthur J Gallagher & Co.	114,739
411	Assurant, Inc.	51,712
3,115	Chubb Ltd.	502,886
1,010	Cincinnati Financial Corp.	117,837
279	Everest Re Group Ltd.	74,239
679	Globe Life, Inc.	65,021
2,505	Hartford Financial Services Group, Inc. (The)	151,828
1,412	Lincoln National Corp.	85,172
1,833	Loews Corp.	94,363
3,471	Marsh & McLennan Cos., Inc.	347,273
5,440	MetLife, Inc.	256,550
1,754	Principal Financial Group, Inc.	100,224
4,020	Progressive Corp. (The)	310,545
2,792	Prudential Financial, Inc.	251,140
1,774	Travelers Cos., Inc. (The)	263,776
1,503	Unum Group	44,669

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
868	Willis Towers Watson plc	$ 167,498

		4,145,326

Materials – 2.7%
1,494	Air Products & Chemicals, Inc.	331,459
738	Albemarle Corp.	51,306
10,834	Amcor plc	105,631
573	Avery Dennison Corp.	65,076
2,258	Ball Corp.	164,405
844	Celanese Corp.	103,213
1,551	CF Industries Holdings, Inc.	76,309
5,131	Corteva, Inc.	143,668
5,156	Dow, Inc.	245,683
5,076	DuPont de Nemours, Inc.	361,970
909	Eastman Chemical Co.	67,111
1,715	Ecolab, Inc.	339,639
913	FMC Corp.	80,052
9,649	Freeport-McMoRan, Inc.	92,341
695	International Flavors & Fragrances, Inc.	85,270
2,773	International Paper Co.	115,967
3,698	Linde plc	716,377
1,732	LyondellBasell Industries NV Class A	154,962
423	Martin Marietta Materials, Inc.	115,944
2,307	Mosaic Co. (The)	47,293
5,667	Newmont Goldcorp Corp.	214,893
2,124	Nucor Corp.	108,133
644	Packaging Corp. of America	68,328
1,616	PPG Industries, Inc.	191,512
1,071	Sealed Air Corp.	44,457
550	Sherwin-Williams Co. (The)	302,428
884	Vulcan Materials Co.	133,696
1,834	WestRock Co.	66,849

		4,593,972

Media & Entertainment – 8.0%
5,218	Activision Blizzard, Inc.	276,137
2,038	Alphabet, Inc. Class A*	2,488,683
2,053	Alphabet, Inc. Class C*	2,502,607
2,163	CBS Corp. (Non-Voting) Class B	87,320
1,105	Charter Communications, Inc. Class A*	455,393
30,914	Comcast Corp. Class A	1,393,603
1,181	Discovery, Inc. Class A*	31,450
2,496	Discovery, Inc. Class C*	61,452
1,615	DISH Network Corp. Class A*	55,023
2,029	Electronic Arts, Inc.*	198,477
16,354	Facebook, Inc. Class A*	2,912,320
2,439	Fox Corp. Class A	76,914
1,119	Fox Corp. Class B	35,293
2,670	Interpublic Group of Cos., Inc. (The)	57,565
2,981	Netflix, Inc.*	797,775
2,809	News Corp. Class A	39,101
1,017	News Corp. Class B	14,538
1,511	Omnicom Group, Inc.	118,311
776	Take-Two Interactive Software, Inc.*	97,264
693	TripAdvisor, Inc.*	26,805

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
5,004	Twitter, Inc.*	$ 206,165
2,426	Viacom, Inc. Class B	58,297
12,233	Walt Disney Co. (The)	1,594,205

		13,584,698

Pharmaceuticals, Biotechnology & Life Sciences – 7.4%
10,070	AbbVie, Inc.	762,500
2,072	Agilent Technologies, Inc.	158,777
1,545	Alexion Pharmaceuticals, Inc.*	151,317
2,242	Allergan plc	377,306
4,078	Amgen, Inc.	789,134
1,248	Biogen, Inc.*	290,559
11,133	Bristol-Myers Squibb Co.	564,554
4,838	Celgene Corp.*	480,413
5,774	Eli Lilly & Co.	645,706
8,655	Gilead Sciences, Inc.	548,554
993	Illumina, Inc.*	302,091
1,248	Incyte Corp.*	92,639
1,245	IQVIA Holdings, Inc.*	185,978
17,984	Johnson & Johnson	2,326,770
17,436	Merck & Co., Inc.	1,467,763
169	Mettler-Toledo International, Inc.*	119,044
3,648	Mylan NV*	72,158
1,164	Nektar Therapeutics*	21,202
783	PerkinElmer, Inc.	66,688
823	Perrigo Co. plc	45,998
37,549	Pfizer, Inc.	1,349,136
529	Regeneron Pharmaceuticals, Inc.*	146,745
2,716	Thermo Fisher Scientific, Inc.	791,089
1,730	Vertex Pharmaceuticals, Inc.*	293,097
474	Waters Corp.*	105,811
3,278	Zoetis, Inc.	408,406

		12,563,435

Real Estate – 3.2%
783	Alexandria Real Estate Equities, Inc. (REIT)	120,613
3,012	American Tower Corp. (REIT)	666,044
990	Apartment Investment & Management Co. Class A (REIT)	51,619
944	AvalonBay Communities, Inc. (REIT)	203,272
961	Boston Properties, Inc. (REIT)	124,603
2,126	CBRE Group, Inc. Class A*	112,699
2,820	Crown Castle International Corp. (REIT)	392,008
1,405	Digital Realty Trust, Inc. (REIT)	182,383
2,429	Duke Realty Corp. (REIT)	82,513
574	Equinix, Inc. (REIT)	331,083
2,348	Equity Residential (REIT)	202,538
441	Essex Property Trust, Inc. (REIT)	144,053
877	Extra Space Storage, Inc. (REIT)	102,451
456	Federal Realty Investment Trust (REIT)	62,080
3,244	HCP, Inc. (REIT)	115,584
4,881	Host Hotels & Resorts, Inc. (REIT)	84,392
1,947	Iron Mountain, Inc. (REIT)	63,063

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,698	Kimco Realty Corp. (REIT)	$ 56,334
602	Macerich Co. (The) (REIT)	19,017
754	Mid-America Apartment Communities, Inc. (REIT)	98,028
4,307	Prologis, Inc. (REIT)	367,043
1,022	Public Storage (REIT)	250,666
2,120	Realty Income Corp. (REIT)	162,562
1,101	Regency Centers Corp. (REIT)	76,509
761	SBA Communications Corp. (REIT)	183,515
2,088	Simon Property Group, Inc. (REIT)	324,997
531	SL Green Realty Corp. (REIT)	43,409
1,934	UDR, Inc. (REIT)	93,760
2,465	Ventas, Inc. (REIT)	180,019
1,142	Vornado Realty Trust (REIT)	72,711
2,721	Welltower, Inc. (REIT)	246,659
4,987	Weyerhaeuser Co. (REIT)	138,140

		5,354,367

Retailing – 6.5%
474	Advance Auto Parts, Inc.	78,400
2,825	Amazon.com, Inc.*	4,903,946
165	AutoZone, Inc.*	178,962
1,583	Best Buy Co., Inc.	109,211
289	Booking Holdings, Inc.*	567,194
1,145	CarMax, Inc.*	100,760
1,750	Dollar General Corp.	278,145
1,596	Dollar Tree, Inc.*	182,199
5,298	eBay, Inc.	206,516
956	Expedia Group, Inc.	128,496
1,458	Gap, Inc. (The)	25,311
1,009	Genuine Parts Co.	100,486
7,438	Home Depot, Inc. (The)	1,725,765
1,057	Kohl’s Corp.	52,491
1,575	L Brands, Inc.	30,854
2,207	LKQ Corp.*	69,410
5,227	Lowe’s Cos., Inc.	574,761
2,233	Macy’s, Inc.	34,701
696	Nordstrom, Inc.(b)	23,434
514	O’Reilly Automotive, Inc.*	204,834
2,489	Ross Stores, Inc.	273,417
3,499	Target Corp.	374,078
764	Tiffany & Co.	70,769
8,233	TJX Cos., Inc. (The)	458,907
842	Tractor Supply Co.	76,151
381	Ulta Beauty, Inc.*	95,498

		10,924,696

Semiconductors & Semiconductor Equipment – 3.9%
7,420	Advanced Micro Devices, Inc.*	215,106
2,544	Analog Devices, Inc.	284,241
6,349	Applied Materials, Inc.	316,815
2,698	Broadcom, Inc.	744,837
30,169	Intel Corp.	1,554,609
1,106	KLA Corp.	176,352
973	Lam Research Corp.	224,870
1,812	Maxim Integrated Products, Inc.	104,933
1,639	Microchip Technology, Inc.	152,279
7,512	Micron Technology, Inc.*	321,889
4,135	NVIDIA Corp.	719,779
846	Qorvo, Inc.*	62,722

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
8,250	QUALCOMM, Inc.	$ 629,310
1,174	Skyworks Solutions, Inc.	93,040
6,330	Texas Instruments, Inc.	818,089
1,760	Xilinx, Inc.	168,784

		6,587,655

Software & Services – 12.1%
4,349	Accenture plc Class A	836,530
3,293	Adobe, Inc.*	909,691
1,148	Akamai Technologies, Inc.*	104,904
250	Alliance Data Systems Corp.	32,033
580	ANSYS, Inc.*	128,389
1,508	Autodesk, Inc.*	222,732
2,977	Automatic Data Processing, Inc.	480,547
800	Broadridge Financial Solutions, Inc.	99,544
1,895	Cadence Design Systems, Inc.*	125,222
862	Citrix Systems, Inc.	83,200
3,714	Cognizant Technology Solutions Corp. Class A	223,824
1,896	DXC Technology Co.	55,932
4,172	Fidelity National Information Services, Inc.	553,875
3,865	Fiserv, Inc.*	400,375
594	FleetCor Technologies, Inc.*	170,347
1,000	Fortinet, Inc.*	76,760
613	Gartner, Inc.*	87,653
1,988	Global Payments, Inc.	316,092
6,044	International Business Machines Corp.	878,919
1,764	Intuit, Inc.	469,118
524	Jack Henry & Associates, Inc.	76,488
890	Leidos Holdings, Inc.	76,433
6,063	Mastercard, Inc. Class A	1,646,529
51,914	Microsoft Corp.	7,217,603
15,048	Oracle Corp.	828,091
2,205	Paychex, Inc.	182,508
8,011	PayPal Holdings, Inc.*	829,860
5,994	salesforce.com, Inc.*	889,749
3,772	Symantec Corp.	89,132
1,002	Synopsys, Inc.*	137,525
730	VeriSign, Inc.*	137,700
11,766	Visa, Inc. Class A	2,023,870
2,781	Western Union Co. (The)	64,436

		20,455,611

Technology Hardware & Equipment – 5.8%
2,008	Amphenol Corp. Class A	193,772
28,882	Apple, Inc.	6,468,702
366	Arista Networks, Inc.*	87,445
989	CDW Corp.	121,884
28,908	Cisco Systems, Inc.	1,428,344
5,398	Corning, Inc.	153,951
399	F5 Networks, Inc.*	56,028
933	FLIR Systems, Inc.	49,066
9,209	Hewlett Packard Enterprise Co.	139,701
10,332	HP, Inc.	195,481
242	IPG Photonics Corp.*	32,815
2,372	Juniper Networks, Inc.	58,707
1,287	Keysight Technologies, Inc.*	125,161
1,131	Motorola Solutions, Inc.	192,734

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
1,571	NetApp, Inc.	$ 82,493
1,705	Seagate Technology plc	91,712
2,316	TE Connectivity Ltd.	215,805
2,010	Western Digital Corp.	119,876
1,356	Xerox Holdings Corp.	40,558

		9,854,235

Telecommunication Services – 2.3%
49,650	AT&T, Inc.	1,878,756
6,771	CenturyLink, Inc.	84,502
2,141	T-Mobile US, Inc.*	168,647
28,132	Verizon Communications, Inc.	1,698,047

		3,829,952

Transportation – 1.9%
861	Alaska Air Group, Inc.	55,888
2,803	American Airlines Group, Inc.	75,597
930	CH Robinson Worldwide, Inc.	78,845
5,212	CSX Corp.	361,035
3,893	Delta Air Lines, Inc.	224,237
1,215	Expeditors International of Washington, Inc.	90,262
1,652	FedEx Corp.	240,482
560	JB Hunt Transport Services, Inc.	61,964
710	Kansas City Southern	94,437
1,801	Norfolk Southern Corp.	323,568
3,361	Southwest Airlines Co.	181,528
4,776	Union Pacific Corp.	773,616
1,523	United Airlines Holdings, Inc.*	134,648
4,741	United Parcel Service, Inc. Class B	568,067

		3,264,174

Utilities – 3.5%
4,573	AES Corp.	74,723
1,551	Alliant Energy Corp.	83,646
1,705	Ameren Corp.	136,485
3,347	American Electric Power Co., Inc.	313,580
1,214	American Water Works Co., Inc.	150,815
790	Atmos Energy Corp.	89,973
3,331	CenterPoint Energy, Inc.	100,530
1,893	CMS Energy Corp.	121,057
2,254	Consolidated Edison, Inc.	212,935
5,500	Dominion Energy, Inc.	445,720
1,263	DTE Energy Co.	167,929
4,952	Duke Energy Corp.	474,699
2,224	Edison International	167,734
1,320	Entergy Corp.	154,915
1,667	Evergy, Inc.	110,956
2,168	Eversource Energy	185,299
6,587	Exelon Corp.	318,218
3,393	FirstEnergy Corp.	163,644
3,264	NextEra Energy, Inc.	760,479
2,594	NiSource, Inc.	77,613
1,798	NRG Energy, Inc.	71,201
731	Pinnacle West Capital Corp.	70,958
4,854	PPL Corp.	152,853
3,409	Public Service Enterprise Group, Inc.	211,631
1,869	Sempra Energy	275,883

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
7,133	Southern Co. (The)	$ 440,605
2,184	WEC Energy Group, Inc.	207,698
3,546	Xcel Energy, Inc.	230,100

		5,971,879

TOTAL COMMON STOCKS (Cost $57,718,546)		$168,046,220

Securities Lending Reinvestment Vehicle(a) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
20,250	2.032%	$ 20,250
(Cost $20,250)

TOTAL INVESTMENTS – 99.4% (Cost $57,738,796)		$168,066,470

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,015,493

NET ASSETS – 100.0%		$169,081,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

(b)	All or a portion of security is on loan.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	8	12/20/2019	$1,191,400	$(11,058)

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 25.1%
149,244	iShares Core S&P 500 ETF	$ 44,552,318
150,100	Vanguard S&P 500 ETF	40,917,260

TOTAL EXCHANGE TRADED FUNDS (Cost $65,643,051)		$ 85,469,578

Shares	Dividend Rate	Value

Investment Companies(a) – 54.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
102,525,814	2.032%	$102,525,815
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares
42,329,175	2.002	42,329,175
Goldman Sachs Financial Square Treasury Solutions Fund - Institutional Shares
42,329,175	1.863	42,329,175

TOTAL INVESTMENT COMPANIES (Cost $187,184,165)		$187,184,165

TOTAL INVESTMENTS – 79.9% (Cost $252,827,216)		$272,653,743

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.1%		68,629,629

NET ASSETS – 100.0%		$341,283,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	735	12/20/2019	$28,479,576	$261,411
Euro-Bund	358	12/06/2019	67,992,715	(823,004)
FTSE 100 Index	190	12/20/2019	17,248,926	248,299
Japan 10 Year Bond	47	12/13/2019	67,293,133	(63,112)
TOPIX Index	122	12/12/2019	17,917,780	539,998
U.S. Treasury 10 Year Note	436	12/19/2019	56,816,250	(679,838)

Total Futures Contracts				$(516,246)

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Banks – 1.0%
7,090	First Republic Bank	$ 685,603

Capital Goods – 11.8%
10,430	AMETEK, Inc.	957,683
12,568	Fortive Corp.	861,662
4,967	HEICO Corp.	620,279
6,368	IDEX Corp.	1,043,588
11,806	Ingersoll-Rand plc	1,454,617
7,570	L3Harris Technologies, Inc.	1,579,405
6,740	Rockwell Automation, Inc.	1,110,752
8,728	Xylem, Inc.	694,923

		8,322,909

Commercial & Professional Services – 3.9%
4,088	Cintas Corp.	1,095,993
4,456	TransUnion	361,426
8,107	Verisk Analytics, Inc.	1,282,041

		2,739,460

Consumer Durables & Apparel – 2.8%
9,327	DR Horton, Inc.	491,626
5,510	Lululemon Athletica, Inc.*	1,060,840
4,932	PVH Corp.	435,151

		1,987,617

Consumer Services – 4.8%
7,966	Bright Horizons Family Solutions, Inc.*	1,214,815
10,208	Choice Hotels International, Inc.	908,104
3,548	Domino’s Pizza, Inc.	867,805
3,771	Wynn Resorts Ltd.	409,983

		3,400,707

Diversified Financials – 4.2%
5,280	Cboe Global Markets, Inc.	606,725
1,293	MarketAxess Holdings, Inc.	423,458
1,898	MSCI, Inc.	413,289
8,219	Northern Trust Corp.	766,997
6,891	T. Rowe Price Group, Inc.	787,297

		2,997,766

Energy – 1.8%
15,195	Cheniere Energy, Inc.*	958,197
3,632	Diamondback Energy, Inc.	326,553

		1,284,750

Food & Staples Retailing – 0.6%
12,075	Grocery Outlet Holding Corp.*	418,761

Food, Beverage & Tobacco – 3.0%
10,669	Brown-Forman Corp. Class B	669,800
6,862	Lamb Weston Holdings, Inc.	499,005
6,315	McCormick & Co., Inc. (Non-Voting)	987,034

		2,155,839

Health Care Equipment & Services – 9.4%
13,068	Centene Corp.*	565,322
2,013	Cooper Cos., Inc. (The)	597,861

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
2,958	Edwards Lifesciences Corp.*	$ 650,494
3,949	Guardant Health, Inc.*	252,065
4,375	IDEXX Laboratories, Inc.*	1,189,694
3,188	Molina Healthcare, Inc.*	349,787
3,406	Teleflex, Inc.	1,157,188
3,411	Veeva Systems, Inc. Class A*	520,826
3,271	West Pharmaceutical Services, Inc.	463,893
6,597	Zimmer Biomet Holdings, Inc.	905,570

		6,652,700

Household & Personal Products – 1.2%
11,814	Church & Dwight Co., Inc.	888,885

Materials – 3.1%
9,648	Ball Corp.	702,471
3,601	Celanese Corp.	440,366
3,790	Martin Marietta Materials, Inc.	1,038,839

		2,181,676

Media & Entertainment – 2.7%
3,633	IAC/InterActiveCorp*	791,885
2,691	Spotify Technology SA*	306,774
8,516	Twitter, Inc.*	350,859
6,510	World Wrestling Entertainment, Inc. Class A	463,187

		1,912,705

Pharmaceuticals, Biotechnology & Life Sciences – 6.3%
5,497	Adaptive Biotechnologies Corp.*	169,857
4,648	Agilent Technologies, Inc.	356,176
6,938	Agios Pharmaceuticals, Inc.*	224,791
14,549	Alder Biopharmaceuticals, Inc.*	274,394
9,559	Catalent, Inc.*	455,582
27,463	Elanco Animal Health, Inc.*	730,241
2,757	Exact Sciences Corp.*	249,150
1,235	Illumina, Inc.*	375,712
5,562	Incyte Corp.*	412,867
20,165	Moderna, Inc.*(a)	321,027
2,193	Neurocrine Biosciences, Inc.*	197,611
4,108	Sarepta Therapeutics, Inc.*	309,415
3,237	Zoetis, Inc.	403,298

		4,480,121

Real Estate Investment Trusts – 3.1%
4,992	Equity LifeStyle Properties, Inc.	666,931
6,262	SBA Communications Corp.	1,510,081

		2,177,012

Retailing – 10.4%
4,306	Burlington Stores, Inc.*	860,425
13,953	Dollar General Corp.	2,217,690
8,431	Expedia Group, Inc.	1,133,211
3,259	Five Below, Inc.*	410,960
3,255	O’Reilly Automotive, Inc.*	1,297,150
5,110	Ross Stores, Inc.	561,333
3,371	Ulta Beauty, Inc.*	844,941

		7,325,710

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.8%
25,729	Advanced Micro Devices, Inc.*	$ 745,883
3,245	Analog Devices, Inc.	362,564
38,307	Marvell Technology Group Ltd.	956,526
8,264	MKS Instruments, Inc.	762,602
1,611	Monolithic Power Systems, Inc.	250,720
3,127	Xilinx, Inc.	299,879

		3,378,174

Software & Services – 17.5%
7,461	Atlassian Corp. plc Class A*	935,908
17,616	Black Knight, Inc.*	1,075,633
13,158	Cadence Design Systems, Inc.*	869,481
9,603	Ceridian HCM Holding, Inc.*	474,100
2,713	Citrix Systems, Inc.	261,859
5,392	Coupa Software, Inc.*	698,641
8,063	Fidelity National Information Services, Inc.	1,070,444
20,228	Fiserv, Inc.*	2,095,418
7,060	Global Payments, Inc.	1,122,540
9,034	GoDaddy, Inc. Class A*	596,063
3,056	HubSpot, Inc.*	463,320
2,252	Palo Alto Networks, Inc.*	459,025
2,483	PTC, Inc.*	169,291
30,201	Slack Technologies, Inc. Class A*(a)	716,670
8,573	Splunk, Inc.*	1,010,414
3,401	Twilio, Inc. Class A*	373,974

		12,392,781

Technology Hardware & Equipment – 3.4%
15,175	Amphenol Corp. Class A	1,464,387
813	Arista Networks, Inc.*	194,242
1,549	F5 Networks, Inc.*	217,511
12,100	National Instruments Corp.	508,079

		2,384,219

Transportation – 1.3%
5,283	Lyft, Inc. Class A*	215,758
4,003	Old Dominion Freight Line, Inc.	680,390

		896,148

TOTAL COMMON STOCKS (Cost $54,021,038)		$ 68,663,543

Shares	Dividend Rate	Value

Investment Company(b) – 3.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,190,395	2.032%	$ 2,190,395
(Cost $2,190,395)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $56,211,433)		$ 70,853,938

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
875,290	2.032%	$ 875,290
(Cost $875,290)

TOTAL INVESTMENTS – 101.4% (Cost $57,086,723)		$ 71,729,228

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(1,017,243)

NET ASSETS – 100.0%		$ 70,711,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 2.9%
Adjustable Rate FHLMC(a) – 0.9%
$93,889	4.625%	05/01/2035	$ 98,502
17,336	4.353	09/01/2035	18,236
103,720	4.735	12/01/2036	108,527
113,691	5.180	04/01/2037	119,276
240,603	4.464	01/01/2038	253,057
159,979	4.744	01/01/2038	167,274

			764,872

Adjustable Rate FNMA(a) – 1.3%
38,308	4.138	05/01/2033	39,802
71,968	4.708	05/01/2035	75,740
290,513	4.684	06/01/2035	305,766
375,112	4.340	11/01/2035	390,166
50,780	4.613	12/01/2035	53,054
172,064	4.915	03/01/2037	180,295

			1,044,823

Adjustable Rate GNMA(a) – 0.2%
171,886	3.875	04/20/2033	176,556

Agency Multi-Family – 0.5%
FNMA
25,654	3.416	10/01/2020	25,710
39,497	3.619	12/01/2020	39,922
224,464	3.771	12/01/2020	226,226
86,198	4.381	06/01/2021	88,438

			380,296

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,390,724)			$ 2,366,547

Collateralized Mortgage Obligations(a) – 22.2%
Adjustable Rate Non-Agency(b) – 0.2%
Holmes Master Issuer plc Series 2018-1A, Class A2
$154,286	2.663%	10/15/2054	$ 154,202

Agency Multi-Family – 1.8%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL(c)
200,794	2.439	08/25/2025	199,652
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF03, Class A
11,589	2.429	01/25/2021	11,586
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A(c)
734,707	2.459	05/25/2024	733,470
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF42, Class A(c)
332,790	2.339	12/25/2024	331,571
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KS02, Class A(c)
204,131	2.469	08/25/2023	204,055

			1,480,334

Regular Floater – 20.2%
FHLMC REMIC Series 3049, Class FP
163,532	2.378	10/15/2035	163,093
FHLMC REMIC Series 3208, Class FB(c)
95,943	2.428	08/15/2036	95,907
FHLMC REMIC Series 3208, Class FD(c)
142,955	2.428	08/15/2036	142,902
FHLMC REMIC Series 3208, Class FG(c)
575,656	2.428	08/15/2036	575,443

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 3307, Class FT
$901,619	2.268%	07/15/2034	$ 898,380
FHLMC REMIC Series 3311, Class KF
1,596,490	2.368	05/15/2037	1,594,092
FHLMC REMIC Series 3371, Class FA(c)
371,588	2.628	09/15/2037	374,491
FHLMC REMIC Series 4174, Class FB(c)
620,398	2.328	05/15/2039	618,646
FHLMC REMIC Series 4320, Class FD
319,234	2.428	07/15/2039	318,871
FHLMC REMIC Series 4477, Class FG
385,209	2.530	10/15/2040	383,864
FHLMC REMIC Series 4508, Class CF
303,896	2.428	09/15/2045	304,136
FHLMC REMIC Series 4631, Class GF
1,963,618	2.527	11/15/2046	1,965,074
FHLMC REMIC Series 4637, Class QF
1,896,891	3.100	04/15/2044	1,898,597
FNMA REMIC Series 2006-82, Class F
136,114	2.588	09/25/2036	136,918
FNMA REMIC Series 2006-96, Class FA
474,769	2.318	10/25/2036	473,378
FNMA REMIC Series 2007-33, Class HF
82,999	2.368	04/25/2037	82,774
FNMA REMIC Series 2007-36, Class F
138,178	2.248	04/25/2037	137,187
FNMA REMIC Series 2007-85, Class FC
369,479	2.558	09/25/2037	371,623
FNMA REMIC Series 2008-8, Class FB
285,675	2.838	02/25/2038	288,209
FNMA REMIC Series 2011-63, Class FG
321,969	2.468	07/25/2041	324,010
FNMA REMIC Series 2012-35, Class QF
1,019,587	2.418	04/25/2042	1,020,275
FNMA REMIC Series 2016-1, Class FT
990,745	2.368	02/25/2046	987,345
FNMA REMIC Series 2017-45, Class FA
540,301	2.550	06/25/2047	539,622
FNMA REMIC Series 2017-96, Class FC
1,110,918	2.418	12/25/2057	1,109,923
GNMA REMIC Series 2005-48, Class AF
480,536	2.244	06/20/2035	476,802
GNMA REMIC Series 2012-98, Class FA
455,276	2.444	08/20/2042	455,276
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(c)
87,386	2.507	10/07/2020	87,443
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(c)
257,862	2.527	11/05/2020	258,105
NCUA Guaranteed Notes Trust Series 2011-R1, Class 1A(c)
626,916	2.507	01/08/2020	627,273

			16,709,659

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,355,143)			$18,344,195

Commercial Mortgage-Backed Security(a) – 0.3%
Agency Multi-Family – 0.3%
FNMA ACES REMIC Series 2017-M13, Class FA
$266,710	2.698%	10/25/2024	$ 264,628
(Cost $266,418)

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Security(a) – 2.4%
FNMA
	(SOFR + 0.16%),
$2,000,000	1.980%	01/30/2020	$ 2,000,834
(Cost $2,000,000)

Asset-Backed Securities – 36.2%
Automobile(c) – 8.8%
Ally Master Owner Trust Series 2017-3, Class A1(a)
$1,350,000	2.458%	06/15/2022	$ 1,351,415
Ally Master Owner Trust Series 2018-1, Class A2
800,000	2.700	01/17/2023	806,537
Chesapeake Funding II LLC Series 2016-2A, Class A2(a)(b)
47,552	3.027	06/15/2028	47,585
Chesapeake Funding II LLC Series 2017-3A, Class A2(a)(b)
253,208	2.368	08/15/2029	253,093
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A2(a)
1,210,000	2.598	01/15/2022	1,211,205
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(a)(b)
900,000	2.458	07/15/2022	900,864
Mercedes-Benz Master Owner Trust Series 2018-AA, Class A(a)(b)
1,500,000	2.288	05/16/2022	1,500,144
Nissan Master Owner Trust Receivables Series 2017-C, Class A(a)
300,000	2.347	10/17/2022	300,127
Nissan Master Owner Trust Receivables Series 2019-A, Class A(a)
850,000	2.588	02/15/2024	852,730

			7,223,700

Collateralized Loan Obligations(a)(b)(c) – 7.2%
Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class A1AR
1,000,000	3.080	07/18/2027	999,982
Bowman Park CLO Ltd. Series 2014-1A, Class AR
170,377	3.328	11/23/2025	170,563
CBAM Ltd. Series 2018-5A, Class A
1,100,000	3.323	04/17/2031	1,089,000
Cutwater Ltd. Series 2014-1A, Class A1AR
192,870	3.553	07/15/2026	192,969
Dryden 64 CLO Ltd. Series 2018-64A, Class A
600,000	3.270	04/18/2031	592,779
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R
90,227	3.430	04/18/2026	90,258
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,100,000	3.053	04/15/2029	1,091,395
Parallel Ltd. Series 2015-1A, Class AR
300,000	3.128	07/20/2027	299,996
Pikes Peak CLO 2 Series 2018-2A, Class A
800,000	3.590	01/18/2032	796,877
Symphony CLO XII Ltd. Series 2013-12A, Class AR
189,369	3.333	10/15/2025	189,484
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
197,121	3.483	07/15/2026	197,364
WhiteHorse IX Ltd. Series 2014-9A, Class AR
227,511	3.463	07/17/2026	227,703

			5,938,370

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Credit Card(a)(c) – 7.7%
CARDS II Trust Series 2018-1A, Class A(b)
$2,200,000	2.378%	04/17/2023	$ 2,201,805
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
1,400,000	2.666	04/22/2026	1,409,870
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7
500,000	2.412	08/08/2024	500,758
Evergreen Credit Card Trust Series 2019-1, Class A(b)
1,000,000	2.508	01/15/2023	1,003,013
Golden Credit Card Trust Series 2019-1A, Class A(b)
350,000	2.477	12/15/2022	350,849
Trillium Credit Card Trust II Series 2018-1A, Class A(b)
900,000	2.296	02/27/2023	900,093

			6,366,388

Student Loans(a) – 12.5%
Academic Loan Funding Trust Series 2013-1A, Class A(b)(c)
385,365	2.818	12/26/2044	380,553
Access Group, Inc. Series 2015-1, Class A(b)(c)
152,990	2.718	07/25/2056	151,668
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(c)
383,574	2.818	02/25/2041	379,837
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2(c)
768,898	2.932	02/25/2030	761,459
ECMC Group Student Loan Trust Series 2018-1A, Class A(b)(c)
554,061	2.768	02/27/2068	548,197
Edsouth Indenture No. 4 LLC Series 2013-1, Class A(b)(c)
104,453	2.588	02/26/2029	103,567
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b)(c)
183,418	2.718	02/25/2039	181,167
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)(c)
93,570	2.818	06/25/2026	93,723
Educational Funding of the South, Inc. Series 2011-1, Class A2(c)
349,854	2.926	04/25/2035	346,960
Educational Funding of the South, Inc. Series 2012-1, Class A
252,253	3.068	03/25/2036	254,196
Higher Education Funding I Series 2014-1, Class A(b)(c)
272,737	3.182	05/25/2034	273,931
Illinois Student Assistance Commission Series 2010-1, Class A3
178,739	3.175	07/25/2045	177,932
Kentucky Higher Education Student Loan Corp. Series 2013-2, Class A1(c)
533,961	2.689	09/01/2028	525,394
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
504,592	2.839	12/01/2031	500,489
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(c)
476,343	3.044	05/20/2030	476,970
Navient Student Loan Trust Series 2016-7A, Class A(b)(c)
206,214	3.168	03/25/2066	208,529

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loans(a) – (continued)
Nelnet Student Loan Trust Series 2006-1, Class A5(c)
$373,782	2.258%	08/23/2027	$ 372,631
Nelnet Student Loan Trust Series 2006-2, Class A5(c)
16,806	2.376	01/25/2030	16,799
Nelnet Student Loan Trust Series 2013-5A, Class A(b)(c)
69,627	2.648	01/25/2037	68,912
Nelnet Student Loan Trust Series 2014-3A, Class A(b)(c)
567,624	2.598	06/25/2041	559,057
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(c)
189,255	3.125	10/25/2037	188,839
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3(c)
425,183	2.415	10/25/2035	414,393
Scholar Funding Trust Series 2010-A, Class A(b)(c)
213,877	3.006	10/28/2041	210,298
Scholar Funding Trust Series 2011-A, Class A(b)(c)
183,177	3.156	10/28/2043	181,506
SLM Student Loan Trust Series 2005-5, Class A4(c)
829,235	2.415	10/25/2028	823,668
SLM Student Loan Trust Series 2007-1, Class A5(c)
652,386	2.365	01/26/2026	650,783
SLM Student Loan Trust Series 2008-5, Class A4(c)
63,530	3.976	07/25/2023	64,054
SLM Student Loan Trust Series 2012-3, Class A(c)
744,755	2.668	12/27/2038	742,548
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
50,260	3.169	10/01/2024	50,285
Utah State Board of Regents Series 2015-1, Class A(c)
279,278	2.618	02/25/2043	276,611
Utah State Board of Regents Series 2016-1, Class A
328,252	2.768	09/25/2056	325,954
Wachovia Student Loan Trust Series 2005-1, Class A5(c)
1,355	2.405	01/26/2026	1,355

			10,312,265

TOTAL ASSET-BACKED SECURITIES (Cost $29,838,942)			$29,840,723

Supranational(a) – 3.1%
European Investment Bank(b)
	(SOFR + 0.29%),
$1,530,000	2.419%	06/10/2022	$ 1,531,628
International Bank for Reconstruction & Development
	(SOFR + 0.22%),
1,000,000	2.040	08/21/2020	1,000,394

TOTAL SUPRANATIONAL (Cost $2,530,000)			$ 2,532,022

Municipal Bond(a)(b)(c) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017
	(1 Mo. LIBOR + 0.50%),
$96,138	2.554%	01/25/2033	$ 95,123
(Cost $96,138)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 26.5%
U.S. Treasury Bonds
$220,000	3.750%	11/15/2043	$ 289,609
170,000	3.375	05/15/2044	211,969
U.S. Treasury Notes
	(3 Mo. U.S. T-Bill MMY + 0.03%),
1,500,000	1.947(a)	04/30/2020	1,499,102
	(3 Mo. U.S. T-Bill MMY + 0.04%),
2,300,000	1.957(a)	07/31/2020	2,298,054
	(3 Mo. U.S. T-Bill MMY + 0.05%),
4,900,000	1.959(a)	10/31/2020	4,891,987
	(3 Mo. U.S. T-Bill MMY + 0.22%),
10,000,000	2.134(a)	07/31/2021	9,994,826
310,000	2.875	10/15/2021	317,556
110,000	1.750	09/30/2022	110,559
920,000	2.875	10/31/2023	967,294
140,000	2.875	05/31/2025	149,669
250,000	2.125	05/31/2026	257,969
810,000	2.875	08/15/2028	890,873

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,808,613)			$21,879,467

Shares	Dividend Rate	Value

Investment Company (d) – 3.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,789,451	2.032%	$ 2,789,451
(Cost $2,789,451)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investment – 1.2%
Commercial Paper – 1.2%
VW Credit, Inc.
$300,000	3.280%	12/06/2019	$ 298,722
700,000	2.601	03/30/2020	691,892

TOTAL SHORT-TERM INVESTMENTS (Cost $989,266)			$ 990,614

TOTAL INVESTMENTS – 98.3% (Cost $81,064,695)			$81,103,604

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%			1,369,544

NET ASSETS – 100.0%			$82,473,148

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MMY	— Money Market Yield
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill
U.S.	— United States

Currency Abbreviation:
USD	— United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD CONTRACTS — At September 30, 2019, the Fund had the following Rate Lock:

RATE LOCK WITH UNREALIZED GAIN/LOSS

Counterparty	Description	Referenced Obligation/Index	Notional Amount (000’s) Long (Short)		Termination Date	Unrealized Appreciation/ (Depreciation)

Credit Suisse International (London)	Municipal Market Data (MMD) Rate Lock	5 Year MMD Index	USD	1,300	07/25/2024	$—

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 2 Year Note	(6)	12/31/2019	$(1,293,047)	$4,912
U.S. Treasury 10 Year Ultra Note	(5)	12/19/2019	(712,109)	10,272
U.S. Treasury Long Bond	(7)	12/19/2019	(1,136,844)	6,299

Total Futures Contracts				$21,483

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.3%
Australia – 7.0%
9,023	Altium Ltd. (Software & Services)	$ 203,628
10,951	ASX Ltd. (Diversified Financials)	600,109
35,768	Aurizon Holdings Ltd. (Transportation)	142,584
8,974	Australia & New Zealand Banking Group Ltd. (Banks)	172,387
7,797	Bendigo & Adelaide Bank Ltd. (Banks)	60,497
29,742	BHP Group plc (Materials)	635,268
32,056	Coles Group Ltd. (Food & Staples Retailing)	333,270
45,613	Evolution Mining Ltd. (Materials)	139,165
43,035	Goodman Group (REIT)	411,922
46,719	Insurance Australia Group Ltd. (Insurance)	249,291
7,584	Macquarie Group Ltd. (Diversified Financials)	672,262
3,877	Magellan Financial Group Ltd. (Diversified Financials)	135,037
6,712	Newcrest Mining Ltd. (Materials)	154,884
8,478	Orica Ltd. (Materials)	129,105
17,265	QBE Insurance Group Ltd. (Insurance)	146,449
334	REA Group Ltd. (Media & Entertainment)	24,418
15,838	Regis Resources Ltd. (Materials)	52,253
2,287	Rio Tinto Ltd. (Materials)	143,246
8,683	Rio Tinto plc ADR (Materials)	452,297
73,246	Telstra Corp. Ltd. (Telecommunication Services)	173,627
10,605	Wesfarmers Ltd. (Retailing)	284,933
27,116	Woolworths Group Ltd. (Food & Staples Retailing)	682,337

		5,998,969

Belgium – 0.5%
2,436	Colruyt SA (Food & Staples Retailing)	133,450
3,804	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	275,989

		409,439

China – 0.6%
29,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	10,539
106,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	149,229
483,000	Towngas China Co. Ltd. (Utilities)*	362,284

		522,052

Denmark – 2.2%
4,453	Carlsberg A/S Class B (Food, Beverage & Tobacco)	658,056
9,283	GN Store Nord A/S (Health Care Equipment & Services)	376,300

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
13,834	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 714,889
4,591	Pandora A/S (Consumer Durables & Apparel)	184,240

		1,933,485

Finland – 0.6%
7,952	Neste OYJ (Energy)	263,089
4,887	UPM-Kymmene OYJ (Materials)	144,306
6,879	Valmet OYJ (Capital Goods)	133,448

		540,843

France – 10.8%
7,206	Air Liquide SA (Materials)	1,025,558
4,381	Airbus SE (Capital Goods)	568,779
10,463	AXA SA (Insurance)	267,160
17,441	BNP Paribas SA (Banks)	847,927
988	Christian Dior SE (Consumer Durables & Apparel)	467,413
8,385	Coface SA (Insurance)	95,231
655	Dassault Systemes SE (Software & Services)	93,309
5,937	Eiffage SA (Capital Goods)	615,459
1,442	Kering SA (Consumer Durables & Apparel)	734,821
3,228	Lagardere SCA (Media & Entertainment)	71,393
6,070	Legrand SA (Capital Goods)	433,015
873	Pernod Ricard SA (Food, Beverage & Tobacco)	155,377
14,914	Peugeot SA (Automobiles & Components)	372,235
6,619	Safran SA (Capital Goods)	1,042,164
600	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	83,924
10,941	Schneider Electric SE (Capital Goods)	956,704
13,206	SCOR SE (Insurance)	545,242
1,587	Societe Generale SA (Banks)	43,471
2,590	Teleperformance (Commercial & Professional Services)	561,193
5,122	TOTAL SA (Energy)	266,686

		9,247,061

Germany – 7.2%
764	adidas AG (Consumer Durables & Apparel)	237,867
409	Allianz SE (Registered) (Insurance)	95,204
3,190	CANCOM SE (Software & Services)	171,863
7,491	Covestro AG (Materials)(a)	370,670
984	Deutsche Boerse AG (Diversified Financials)	153,464
15,609	Deutsche Post AG (Registered) (Transportation)	520,173
20,035	Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*	445,624

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
3,009	Hannover Rueck SE (Insurance)	$ 508,549
8,067	HeidelbergCement AG (Materials)	582,841
95	Henkel AG & Co. KGaA (Household & Personal Products)	8,697
2,532	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	250,539
467	HOCHTIEF AG (Capital Goods)	53,219
5,204	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	586,229
2,858	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	738,216
3,648	Nemetschek SE (Software & Services)	185,880
1,490	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(b)	96,592
21,657	ProSiebenSat.1 Media SE (Media & Entertainment)	298,368
3,793	Siltronic AG (Semiconductors & Semiconductor Equipment)	288,152
3,721	Wirecard AG (Software & Services)	595,507

		6,187,654

Hong Kong – 1.7%
72,600	AIA Group Ltd. (Insurance)	684,694
44,000	CK Asset Holdings Ltd. (Real Estate)	298,104
3,000	CK Hutchison Holdings Ltd. (Capital Goods)	26,485
1,000	CLP Holdings Ltd. (Utilities)	10,511
7,000	Hysan Development Co. Ltd. (Real Estate)	28,228
114,000	NWS Holdings Ltd. (Capital Goods)	176,571
70,000	Swire Pacific Ltd. Class B (Real Estate)	102,367
41,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	112,015

		1,438,975

Italy – 3.1%
1,850	Avio SpA (Capital Goods)	23,995
37,443	Enel SpA (Utilities)	279,673
17,609	Eni SpA (Energy)	269,149
298,548	Intesa Sanpaolo SpA (Banks)	707,207
27,625	Iren SpA (Utilities)	80,574
25,125	Leonardo SpA (Capital Goods)	295,345
51,174	Mediobanca Banca di Credito Finanziario SpA (Banks)	558,604
69,924	Terna Rete Elettrica Nazionale SpA (Utilities)	449,101

		2,663,648

Shares	Description	Value

Common Stocks – (continued)
Japan – 26.8%
29,100	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	$ 550,793
9,300	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	174,632
43,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	622,231
10,700	Benesse Holdings, Inc. (Consumer Services)	278,736
3,400	Central Japan Railway Co. (Transportation)	701,112
13,000	Chubu Electric Power Co., Inc. (Utilities)	188,573
4,300	Cleanup Corp. (Consumer Durables & Apparel)	21,537
100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	19,593
9,100	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	236,063
14,400	Daiwa House Industry Co. Ltd. (Real Estate)	468,068
66	Daiwa House REIT Investment Corp. (REIT)	185,683
27,800	DeNA Co. Ltd. (Media & Entertainment)	491,475
14,500	Denso Corp. (Automobiles & Components)	640,718
3,800	East Japan Railway Co. (Transportation)	363,365
2,100	ESCRIT, Inc. (Consumer Services)	16,141
2,700	FJ Next Co. Ltd. (Consumer Durables & Apparel)	26,018
8,800	Fujitsu Ltd. (Software & Services)	707,258
2,200	Furyu Corp. (Consumer Durables & Apparel)	18,745
16,400	Hitachi Ltd. (Technology Hardware & Equipment)	614,184
6,900	IBJ, Inc. (Consumer Services)	73,840
2,300	Idemitsu Kosan Co. Ltd. (Energy)	65,256
5,300	Inpex Corp. (Energy)	48,844
1,000	Inter Action Corp. (Semiconductors & Semiconductor Equipment)	19,073
3,400	ISB Corp. (Software & Services)	46,477
1,300	ITOCHU Corp. (Capital Goods)	26,928
141	Japan Retail Fund Investment Corp. (REIT)	298,105
6,800	JSR Corp. (Materials)	109,485
103,800	JXTG Holdings, Inc. (Energy)	474,464
2,800	KDDI Corp. (Telecommunication Services)	73,060
700	Kirindo Holdings Co. Ltd. (Food & Staples Retailing)	13,692
11,300	Konami Holdings Corp. (Media & Entertainment)	547,413
400	Kureha Corp. (Materials)	23,939

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,600	Kyocera Corp. (Technology Hardware & Equipment)	$ 99,761
30,300	LIXIL Group Corp. (Capital Goods)	535,315
4,600	Mamezou Holdings Co. Ltd. (Software & Services)	73,478
25,400	Marubeni Corp. (Capital Goods)	169,392
700	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	25,688
57,700	Mazda Motor Corp. (Automobiles & Components)	517,184
5,300	Mitsubishi Heavy Industries Ltd. (Capital Goods)	208,335
11,700	Mitsubishi Materials Corp. (Materials)	317,170
114,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	582,623
20,400	Mitsui Fudosan Co. Ltd. (Real Estate)	507,697
3,300	Mitsui Matsushima Holdings Co. Ltd. (Capital Goods)	36,849
325,600	Mizuho Financial Group, Inc. (Banks)	500,367
1,600	NEC Capital Solutions Ltd. (Diversified Financials)	32,223
4,300	NEC Networks & System Integration Corp. (Software & Services)	117,104
8,800	NGK Insulators Ltd. (Capital Goods)	125,894
3,000	NGK Spark Plug Co. Ltd. (Automobiles & Components)	57,560
500	Nihon M&A Center, Inc. (Commercial & Professional Services)	14,144
7,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	373,181
21,000	Nippon Yusen KK (Transportation)	352,776
1,500	Nitto Denko Corp. (Materials)	72,683
24,000	Nomura Research Institute Ltd. (Software & Services)	479,567
1,000	NS Solutions Corp. (Software & Services)	32,822
41,800	NTT Data Corp. (Software & Services)	542,502
500	OBIC Business Consultants Co. Ltd. (Software & Services)	20,373
40,600	ORIX Corp. (Diversified Financials)	607,335
1,100	Osaka Gas Co. Ltd. (Utilities)	21,127
600	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	22,539
900	Pan Pacific International Holdings Corp. (Retailing)	15,068
2,700	PC Depot Corp. (Retailing)	12,306
500	PCA Corp. (Software & Services)	17,913

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,400	Secom Co. Ltd. (Commercial & Professional Services)	$ 311,120
44,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	620,046
3,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	46,686
22,600	Sekisui House Ltd. (Consumer Durables & Apparel)	445,947
9,600	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	535,229
15,600	SoftBank Group Corp. (Telecommunication Services)	615,583
26,000	Subaru Corp. (Automobiles & Components)	735,283
3,200	Sumitomo Heavy Industries Ltd. (Capital Goods)	95,354
14,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	506,967
13,800	Sumitomo Realty & Development Co. Ltd. (Real Estate)	526,830
10,800	Sundrug Co. Ltd. (Food & Staples Retailing)	340,776
2,400	Taisei Corp. (Capital Goods)	93,401
1,600	Take And Give Needs Co. Ltd. (Consumer Services)	17,465
2,200	Tama Home Co. Ltd. (Consumer Durables & Apparel)	28,406
2,200	TDC Soft, Inc. (Software & Services)	16,265
6,300	TDK Corp. (Technology Hardware & Equipment)	569,502
11,700	TIS, Inc. (Software & Services)	676,005
9,000	Tokio Marine Holdings, Inc. (Insurance)	482,824
3,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	576,372
13,900	Toppan Printing Co. Ltd. (Commercial & Professional Services)	246,859
3,000	Tosei Corp. (Real Estate)	35,536
12,100	Toshiba Corp. (Capital Goods)	370,120
800	Toyota Motor Corp. (Automobiles & Components)	53,728
6,400	Toyota Tsusho Corp. (Capital Goods)	207,729
86	United Urban Investment Corp. (REIT)	164,755
7,300	Yamada Denki Co. Ltd. (Retailing)	35,371
3,200	Zuken, Inc. (Software & Services)	55,328

		23,045,964

Netherlands – 7.1%
7,300	Akzo Nobel NV (Materials)	650,450

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
1,004	ASM International NV (Semiconductors & Semiconductor Equipment)	$ 92,370
1,128	ASML Holding NV (Semiconductors & Semiconductor Equipment)	279,759
13,174	ASR Nederland NV (Insurance)	486,115
4,132	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	129,254
1,142	Euronext NV (Diversified Financials)(a)	93,508
5,803	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	145,119
2,504	Koninklijke DSM NV (Materials)	301,436
559	Koninklijke Philips NV (Health Care Equipment & Services)	25,831
15,696	NN Group NV (Insurance)	556,244
2,398	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	261,670
1,266	Randstad NV (Commercial & Professional Services)	62,156
34,971	Royal Dutch Shell plc Class A (Energy)	1,025,574
8,720	Royal Dutch Shell plc Class B (Energy)	257,724
11,281	Royal Dutch Shell plc Class B ADR (Energy)	675,732
8,749	Signify NV (Capital Goods)(a)	240,445
11,753	Wolters Kluwer NV (Commercial & Professional Services)	857,558

		6,140,945

Norway – 2.1%
3,782	Austevoll Seafood ASA (Food, Beverage & Tobacco)	35,916
33,863	DNB ASA (Banks)	596,936
3,015	Equinor ASA (Energy)	57,111
37,445	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	227,787
1,276	Mowi ASA (Food, Beverage & Tobacco)	29,472
46,198	Orkla ASA (Food, Beverage & Tobacco)	420,370
8,165	Salmar ASA (Food, Beverage & Tobacco)	358,463
977	Schibsted ASA Class A (Media & Entertainment)	28,913
1,614	SpareBank 1 SR-Bank ASA (Banks)	17,574

		1,772,542

Singapore – 0.7%
91,800	Singapore Exchange Ltd. (Diversified Financials)	563,197

Spain – 1.4%
8,242	ACS Actividades de Construccion y Servicios SA (Capital Goods)	329,317
43,760	Banco Santander SA (Banks)	178,052

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
1,445	Grifols SA (Preference) Class B (Pharmaceuticals, Biotechnology & Life Sciences)(b)	$ 29,047
38,265	Merlin Properties Socimi SA (REIT)	534,230
1,479	Red Electrica Corp. SA (Utilities)	29,958
5,262	Repsol SA (Energy)	82,066

		1,182,670

Sweden – 2.4%
1,235	Atlas Copco AB Class B (Capital Goods)	33,443
1,699	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	17,653
22,932	Boliden AB (Materials)*	526,669
8,816	Electrolux ABSeries B (Consumer Durables & Apparel)	208,853
19,190	Sandvik AB (Capital Goods)	298,749
14,376	Swedish Match AB (Food, Beverage & Tobacco)	594,563
24,622	Volvo AB Class B (Capital Goods)	345,524

		2,025,454

Switzerland – 11.0%
9,809	Adecco Group AG (Registered) (Commercial & Professional Services)	542,809
1,456	Baloise Holding AG (Registered) (Insurance)	260,878
3,056	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	99,811
14,301	LafargeHolcim Ltd. (Registered) (Materials)*	704,235
2,350	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	795,266
9,274	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,005,807
11,815	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,025,388
6,705	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,952,259
2,849	Sonova Holding AG (Registered) (Health Care Equipment & Services)	662,908
1,279	Swiss Life Holding AG (Registered) (Insurance)	611,490
6,549	Swiss Re AG (Insurance)	683,348
2,446	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	584,647
90	Temenos AG (Registered) (Software & Services)*	15,071

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
44,764	UBS Group AG (Registered) (Diversified Financials)*	$ 508,270

		9,452,187

United Kingdom – 9.9%
50,984	3i Group plc (Diversified Financials)	729,702
128,122	Aviva plc (Insurance)	628,975
28,184	Barratt Developments plc (Consumer Durables & Apparel)	224,363
4,704	BP plc ADR (Energy)	178,705
3,465	British American Tobacco plc (Food, Beverage & Tobacco)	127,963
82,041	BT Group plc (Telecommunication Services)	179,950
28,739	Diageo plc (Food, Beverage & Tobacco)	1,173,998
131,915	Direct Line Insurance Group plc (Insurance)	486,702
28,396	Experian plc (Commercial & Professional Services)	908,079
48,045	Fiat Chrysler Automobiles NV (Automobiles & Components)	622,558
7,184	Great Portland Estates plc (REIT)	66,248
11,697	HSBC Holdings plc (Banks)	89,625
19,739	Imperial Brands plc (Food, Beverage & Tobacco)	443,263
67,028	International Consolidated Airlines Group SA (Transportation)	391,205
4,611	Intertek Group plc (Commercial & Professional Services)	310,377
161,216	Legal & General Group plc (Insurance)	492,083
12,352	National Grid plc (Utilities)	133,739
12,781	Persimmon plc (Consumer Durables & Apparel)	340,872
27,818	Smith & Nephew plc (Health Care Equipment & Services)	669,911
5,824	Unilever plc ADR (Household & Personal Products)	350,022

		8,548,340

United States – 0.2%
4,218	Carnival plc ADR (Consumer Services)	177,451

TOTAL INVESTMENTS – 95.3% (Cost $81,752,796)		$81,850,876

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%		4,028,862

NET ASSETS – 100.0%		$85,879,738

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	18	12/20/2019	$697,459	$9,834
FTSE 100 Index	3	12/20/2019	272,352	2,814
MSCI Singapore Index	1	10/30/2019	25,992	(231)
SPI 200 Index	1	12/19/2019	112,750	552
TOPIX Index	2	12/12/2019	293,734	4,451

Total Futures Contracts				$17,420

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Automobiles & Components – 0.7%
34,460	Aptiv plc	$ 3,012,493

Banks – 10.5%
408,644	Bank of America Corp.	11,920,146
102,941	Citigroup, Inc.	7,111,164
28,986	First Republic Bank	2,802,946
136,445	JPMorgan Chase & Co.	16,058,212
29,773	M&T Bank Corp.	4,703,241
101,266	Wells Fargo & Co.	5,107,857

		47,703,566

Capital Goods – 7.4%
10,752	Boeing Co. (The)	4,090,813
25,363	Deere & Co.	4,278,231
577,453	General Electric Co.	5,162,430
36,666	Honeywell International, Inc.	6,203,887
72,963	ITT, Inc.	4,464,606
12,038	Northrop Grumman Corp.	4,511,722
35,931	Stanley Black & Decker, Inc.	5,188,796

		33,900,485

Commercial & Professional Services – 0.6%
27,752	Waste Connections, Inc.	2,553,184

Consumer Durables & Apparel – 0.9%
47,290	PVH Corp.	4,172,397

Consumer Services – 2.1%
27,177	McDonald’s Corp.	5,835,174
33,965	Royal Caribbean Cruises Ltd.	3,679,428

		9,514,602

Diversified Financials – 8.3%
31,244	American Express Co.	3,695,540
85,093	Berkshire Hathaway, Inc. Class B*	17,701,046
9,742	BlackRock, Inc.	4,341,425
46,870	Intercontinental Exchange, Inc.	4,324,695
114,499	Morgan Stanley	4,885,672
30,233	Northern Trust Corp.	2,821,344

		37,769,722

Energy – 8.2%
98,991	Baker Hughes a GE Co.	2,296,591
46,590	Cheniere Energy, Inc.*	2,937,965
101,082	Chevron Corp.	11,988,325
26,813	Diamondback Energy, Inc.	2,410,757
52,839	EOG Resources, Inc.	3,921,711
119,736	Exxon Mobil Corp.	8,454,559
89,779	Marathon Petroleum Corp.	5,454,074

		37,463,982

Food & Staples Retailing – 2.4%
91,526	Walmart, Inc.	10,862,306

Food, Beverage & Tobacco – 3.8%
79,304	Conagra Brands, Inc.	2,433,047
17,919	Constellation Brands, Inc. Class A	3,714,250
92,720	Mondelez International, Inc. Class A	5,129,270

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
80,385	Philip Morris International, Inc.	$ 6,103,633

		17,380,200

Health Care Equipment & Services – 5.8%
54,125	Boston Scientific Corp.*	2,202,346
10,292	Cooper Cos., Inc. (The)	3,056,724
97,138	CVS Health Corp.	6,126,494
38,963	Danaher Corp.	5,627,426
14,887	Humana, Inc.	3,806,159
39,606	Zimmer Biomet Holdings, Inc.	5,436,716

		26,255,865

Household & Personal Products – 2.6%
95,715	Procter & Gamble Co. (The)	11,905,032

Insurance – 5.7%
49,455	Allstate Corp. (The)	5,374,769
36,974	American Financial Group, Inc.	3,987,646
70,466	American International Group, Inc.	3,924,956
40,617	Chubb Ltd.	6,557,208
30,485	Globe Life, Inc.	2,919,244
17,467	Willis Towers Watson plc	3,370,607

		26,134,430

Materials – 4.2%
19,194	Celanese Corp.	2,347,234
88,905	DuPont de Nemours, Inc.	6,339,816
28,947	Linde plc	5,607,613
11,487	Martin Marietta Materials, Inc.	3,148,587
15,475	Packaging Corp. of America	1,641,897

		19,085,147

Media & Entertainment – 6.4%
100,988	Activision Blizzard, Inc.	5,344,285
3,584	Alphabet, Inc. Class A*	4,376,566
165,959	Comcast Corp. Class A	7,481,432
12,590	Facebook, Inc. Class A*	2,242,027
74,250	Walt Disney Co. (The)	9,676,260

		29,120,570

Pharmaceuticals, Biotechnology & Life Sciences – 6.2%
34,638	Agilent Technologies, Inc.	2,654,310
86,196	AstraZeneca plc ADR	3,841,756
157,994	Elanco Animal Health, Inc.*	4,201,060
20,125	Eli Lilly & Co.	2,250,579
102,093	Johnson & Johnson	13,208,792
64,127	Pfizer, Inc.	2,304,083

		28,460,580

Real Estate Investment Trusts – 5.3%
16,472	Alexandria Real Estate Equities, Inc.	2,537,347
26,649	AvalonBay Communities, Inc.	5,738,329
31,277	Extra Space Storage, Inc.	3,653,779
92,352	Hudson Pacific Properties, Inc.	3,090,098
48,979	Prologis, Inc.	4,173,990

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
69,666	Ventas, Inc.	$ 5,087,708

		24,281,251

Retailing – 1.2%
16,521	Advance Auto Parts, Inc.	2,732,574
25,638	Ross Stores, Inc.	2,816,334

		5,548,908

Semiconductors & Semiconductor Equipment – 3.2%
151,255	Intel Corp.	7,794,170
117,531	Marvell Technology Group Ltd.	2,934,749
19,881	NXP Semiconductors NV	2,169,415
12,728	Texas Instruments, Inc.	1,644,967

		14,543,301

Software & Services – 2.6%
36,942	Citrix Systems, Inc.	3,565,642
28,120	Fidelity National Information Services, Inc.	3,733,211
18,321	Microsoft Corp.	2,547,169
30,325	PTC, Inc.*	2,067,558

		11,913,580

Technology Hardware & Equipment – 0.4%
37,893	Cisco Systems, Inc.	1,872,293

Telecommunication Services – 2.8%
212,180	Verizon Communications, Inc.	12,807,185

Transportation – 1.7%
25,822	Norfolk Southern Corp.	4,639,181
20,125	Union Pacific Corp.	3,259,847

		7,899,028

Utilities – 6.6%
68,001	Ameren Corp.	5,443,480
33,449	American Water Works Co., Inc.	4,155,369
35,428	Atmos Energy Corp.	4,034,895
70,271	CMS Energy Corp.	4,493,831
27,168	NextEra Energy, Inc.	6,329,872
87,087	Xcel Energy, Inc.	5,651,075

		30,108,522

TOTAL COMMON STOCKS (Cost $398,961,322)		$ 454,268,629

Shares	Dividend Rate	Value

Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,470,427	2.032%	$ 2,470,427
(Cost $2,470,427)

TOTAL INVESTMENTS – 100.1% (Cost $401,431,749)		$456,739,056

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(468,672)

NET ASSETS – 100.0%		$456,270,384

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Automobiles & Components – 0.8%
47,130	Aptiv plc	$ 4,120,105

Banks – 5.8%
121,342	Citizens Financial Group, Inc.	4,291,867
122,454	Fifth Third Bancorp	3,352,790
50,625	First Republic Bank	4,895,437
59,205	M&T Bank Corp.	9,352,614
39,927	SunTrust Banks, Inc.	2,746,978
120,159	Synovus Financial Corp.	4,296,886

		28,936,572

Capital Goods – 9.1%
42,739	AMETEK, Inc.	3,924,295
32,535	Carlisle Cos., Inc.	4,735,144
82,711	Flowserve Corp.	3,863,431
50,046	Fortive Corp.	3,431,154
20,905	Ingersoll-Rand plc	2,575,705
126,269	ITT, Inc.	7,726,400
38,508	L3Harris Technologies, Inc.	8,034,309
20,081	Rockwell Automation, Inc.	3,309,349
54,733	Stanley Black & Decker, Inc.	7,903,992

		45,503,779

Consumer Durables & Apparel – 2.1%
36,528	Capri Holdings Ltd.*	1,211,268
101,346	DR Horton, Inc.	5,341,948
46,961	PVH Corp.	4,143,369

		10,696,585

Consumer Services – 3.0%
139,834	MGM Resorts International	3,876,199
35,440	Restaurant Brands International, Inc.	2,521,202
56,682	Royal Caribbean Cruises Ltd.	6,140,361
23,234	Wynn Resorts Ltd.	2,526,000

		15,063,762

Diversified Financials – 3.8%
20,447	Cboe Global Markets, Inc.	2,349,565
25,646	Evercore, Inc. Class A	2,054,244
42,963	Northern Trust Corp.	4,009,307
55,505	Raymond James Financial, Inc.	4,576,942
116,658	Starwood Property Trust, Inc. (REIT)	2,825,457
28,280	T. Rowe Price Group, Inc.	3,230,990

		19,046,505

Energy – 4.1%
174,194	Baker Hughes a GE Co.	4,041,301
95,018	Cheniere Energy, Inc.*	5,991,835
52,693	Diamondback Energy, Inc.	4,737,627
22,810	Hess Corp.	1,379,549
33,917	Marathon Petroleum Corp.	2,060,458
146,648	Parsley Energy, Inc. Class A	2,463,686

		20,674,456

Food & Staples Retailing – 1.2%
151,311	US Foods Holding Corp.*	6,218,882

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 3.7%
71,744	Coca-Cola European Partners plc	$ 3,978,205
13,516	Constellation Brands, Inc. Class A	2,801,596
80,957	Lamb Weston Holdings, Inc.	5,887,193
94,610	Nomad Foods Ltd.*	1,939,505
43,541	Tyson Foods, Inc. Class A	3,750,622

		18,357,121

Health Care Equipment & Services – 4.8%
177,428	Change Healthcare, Inc.*(a)	2,143,330
18,013	Cooper Cos., Inc. (The)	5,349,861
43,033	Dentsply Sirona, Inc.	2,294,089
15,428	Laboratory Corp. of America Holdings*	2,591,904
83,584	Zimmer Biomet Holdings, Inc.	11,473,576

		23,852,760

Insurance – 7.5%
41,050	American Financial Group, Inc.	4,427,242
87,705	Arch Capital Group Ltd.*	3,681,856
40,025	Globe Life, Inc.	3,832,794
15,947	Hanover Insurance Group, Inc. (The)	2,161,456
90,939	Hartford Financial Services Group, Inc. (The)	5,511,813
51,913	Lincoln National Corp.	3,131,392
4,395	Markel Corp.*	5,194,451
23,195	Reinsurance Group of America, Inc.	3,708,417
30,572	Willis Towers Watson plc	5,899,479

		37,548,900

Materials – 7.9%
58,387	Ball Corp.	4,251,158
53,118	Celanese Corp.	6,495,800
176,170	Corteva, Inc.	4,932,760
323,153	Freeport-McMoRan, Inc.	3,092,574
28,943	Martin Marietta Materials, Inc.	7,933,277
59,953	Packaging Corp. of America	6,361,013
101,014	Steel Dynamics, Inc.	3,010,217
48,892	WR Grace & Co.	3,264,030

		39,340,829

Media & Entertainment – 2.3%
36,330	Liberty Broadband Corp. Class C*	3,802,661
103,636	Liberty Media Corp-Liberty SiriusXM Class A*	4,308,148
49,591	World Wrestling Entertainment, Inc. Class A	3,528,400

		11,639,209

Pharmaceuticals, Biotechnology & Life Sciences – 2.7%
79,429	Agilent Technologies, Inc.	6,086,644
116,143	Alder Biopharmaceuticals, Inc.*(a)	2,190,457
62,815	Catalent, Inc.*	2,993,763
87,381	Elanco Animal Health, Inc.*	2,323,461

		13,594,325

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – 13.6%
41,493	Alexandria Real Estate Equities, Inc.	$ 6,391,582
38,299	AvalonBay Communities, Inc.	8,246,924
34,982	Boston Properties, Inc.	4,535,766
51,177	Camden Property Trust	5,681,159
41,550	CyrusOne, Inc.	3,286,605
46,921	Equity LifeStyle Properties, Inc.	6,268,646
17,184	Essex Property Trust, Inc.	5,613,154
23,280	Extra Space Storage, Inc.	2,719,569
132,085	HCP, Inc.	4,706,188
77,275	Hudson Pacific Properties, Inc.	2,585,621
68,426	Invitation Homes, Inc.	2,026,094
39,816	Prologis, Inc.	3,393,119
31,444	Ryman Hospitality Properties, Inc.	2,572,434
11,100	SBA Communications Corp.	2,676,765
99,466	Ventas, Inc.	7,264,002

		67,967,628

Retailing – 3.0%
34,442	Advance Auto Parts, Inc.	5,696,707
13,011	Burlington Stores, Inc.*	2,599,858
18,336	Dollar General Corp.	2,914,324
30,034	Expedia Group, Inc.	4,036,870

		15,247,759

Semiconductors & Semiconductor Equipment – 3.7%
46,327	Advanced Micro Devices, Inc.*	1,343,020
20,468	Analog Devices, Inc.	2,286,890
312,957	Marvell Technology Group Ltd.	7,814,536
29,329	MKS Instruments, Inc.	2,706,480
37,683	NXP Semiconductors NV	4,111,969

		18,262,895

Software & Services – 2.8%
39,609	Citrix Systems, Inc.	3,823,061
39,888	Fidelity National Information Services, Inc.	5,295,531
26,332	InterXion Holding NV*	2,145,005
38,203	PTC, Inc.*	2,604,680

		13,868,277

Technology Hardware & Equipment – 3.6%
36,723	Amphenol Corp. Class A	3,543,769
18,330	F5 Networks, Inc.*	2,573,899
104,541	Juniper Networks, Inc.	2,587,390
75,832	National Instruments Corp.	3,184,186
251,871	Viavi Solutions, Inc.*	3,527,453
41,882	Western Digital Corp.	2,497,842

		17,914,539

Transportation – 1.0%
28,237	Old Dominion Freight Line, Inc.	4,799,443

Utilities – 11.2%
79,002	Ameren Corp.	6,324,110

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
47,448	American Water Works Co., Inc.	$ 5,894,465
58,087	Atmos Energy Corp.	6,615,528
135,967	CMS Energy Corp.	8,695,090
126,721	Public Service Enterprise Group, Inc.	7,866,840
70,462	Sempra Energy	10,400,896
158,772	Xcel Energy, Inc.	10,302,715

		56,099,644

TOTAL COMMON STOCKS (Cost $412,866,129)		$488,753,975

Master Limited Partnership – 0.9%
Energy – 0.9%
152,720	Viper Energy Partners LP	$ 4,225,762
(Cost $4,955,206)

Shares	Dividend Rate	Value

Investment Company(b) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,168,726	2.032%	$ 5,168,726
(Cost $5,168,726)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $422,990,061)		$498,148,463

Securities Lending Reinvestment Vehicle(b) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,015,759	2.032%	$ 3,015,759
(Cost $3,015,759)

TOTAL INVESTMENTS – 100.2% (Cost $426,005,820)		$501,164,222

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(978,802)

NET ASSETS – 100.0%		$500,185,420

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 88.8%
Equity – 27.9%
283,474	Goldman Sachs Tactical Tilt Overlay Fund	$ 2,763,870
122,423	Goldman Sachs Absolute Return Tracker Fund	1,199,747
72,360	Goldman Sachs Emerging Markets Equity Insights Fund	656,305
37,693	Goldman Sachs Real Estate Securities Fund	616,283

		5,236,205

Fixed Income – 60.9%
213,425	Goldman Sachs Managed Futures Strategy Fund	2,317,791
240,837	Goldman Sachs Long Short Credit Strategies Fund	2,116,957
188,906	Goldman Sachs Strategic Income Fund	1,732,269
133,275	Goldman Sachs Emerging Markets Debt Fund	1,651,275
165,319	Goldman Sachs Alternative Premia Fund	1,349,002
137,904	Goldman Sachs High Yield Floating Rate Fund	1,294,920
147,547	Goldman Sachs High Yield Fund	945,779

		11,407,993

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $16,821,693)		$16,644,198

Exchange Traded Fund(b) – 1.5%
5,295	ProShares Short VIX Short-Term Futures ETF	$ 282,806
(Cost $251,188)

Shares	Dividend Rate	Value

Investment Company(a) – 6.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,266,561	2.032%	$ 1,266,561
(Cost $1,266,561)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $18,339,442)		$18,193,565

Securities Lending Reinvestment Vehicle(a) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
248,400	2.032%	$ 248,400
(Cost $248,400)

TOTAL INVESTMENTS – 98.4% (Cost $18,587,842)		$18,441,965

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		293,711

NET ASSETS – 100.0%		$18,735,676

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

(b)	All or a portion of security is on loan.

Currency Abbreviation:
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	11	12/20/2019	$551,045	$(18,722)
S&P 500 E-Mini Index	2	12/20/2019	297,850	(3,020)

Total				$(21,742)

Short position contracts:
3 Month Eurodollar	(23)	03/16/2020	$(5,653,688)	$(11,334)

Total Futures Contracts				$(33,076)

PURCHASED OPTIONS CONTRACTS — At September 30, 2019, the Portfolio had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
3 Month Eurodollar	Barclays Bank PLC	98.50 USD	03/16/2020	8	$2,000,000	$2,300	$2,718	$(418)
		97.50 USD	09/14/2020	5	1,250,000	12,844	3,881	8,963
		98.00 USD	09/14/2020	3	750,000	4,312	4,432	(120)
		97.50 USD	12/14/2020	5	1,250,000	12,938	4,768	8,170
		98.00 USD	12/14/2020	2	500,000	3,000	3,030	(30)
		97.00 USD	03/15/2021	2	500,000	8,025	3,580	4,445
		98.25 USD	03/15/2021	43	10,750,000	54,287	50,200	4,087
		97.00 USD	06/14/2021	1	250,000	4,069	1,852	2,217
		98.00 USD	06/14/2021	10	2,500,000	18,000	8,146	9,854
		98.25 USD	06/14/2021	39	9,750,000	53,137	47,978	5,159
		97.00 USD	09/13/2021	2	500,000	8,175	4,905	3,270
		98.25 USD	09/13/2021	37	9,250,000	52,725	44,973	7,752
		98.13 USD	12/13/2021	1	250,000	1,644	1,665	(21)
		98.50 USD	12/13/2021	22	5,500,000	24,200	21,426	2,774
		98.50 USD	06/15/2020	5	1,250,000	2,469	2,512	(43)

Total purchased options contracts				185		$262,125	$206,066	$56,059

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Automobiles & Components – 0.1%
1,950	Standard Motor Products, Inc.	$ 94,672

Banks – 12.4%
10,149	1st Source Corp.	464,114
410	ACNB Corp.	14,063
6,734	Amalgamated Bank Class A	107,879
4,373	Atlantic Capital Bancshares, Inc.*	75,828
8,919	Bancorp, Inc. (The)*	88,298
637	Banner Corp.	35,780
12,962	Boston Private Financial Holdings, Inc.	151,072
7,243	Cathay General Bancorp	251,586
600	CBTX, Inc.	16,728
8,838	CenterState Bank Corp.	211,980
20,596	Central Pacific Financial Corp.	584,926
378	Century Bancorp, Inc. Class A	33,113
1,025	Civista Bancshares, Inc.	22,273
11,590	Columbia Banking System, Inc.	427,671
27,967	CVB Financial Corp.	583,671
508	Eagle Bancorp, Inc.	22,667
650	Enterprise Bancorp, Inc.	19,487
13,920	First Bancorp/NC	499,728
4,207	First Bancorp/PR	41,986
38,879	First Commonwealth Financial Corp.	516,313
937	First Defiance Financial Corp.	27,140
4,373	First Financial Corp.	190,094
16,027	First Foundation, Inc.	244,812
6,418	First Internet Bancorp	137,409
476	First Mid Bancshares, Inc.	16,479
1,740	First Midwest Bancorp, Inc.	33,895
11,536	Heartland Financial USA, Inc.	516,121
4,045	Heritage Commerce Corp.	47,549
25,343	Hilltop Holdings, Inc.	605,444
973	Horizon Bancorp, Inc.	16,891
1,576	Independent Bank Corp./MI	33,593
622	Independent Bank Group, Inc.	32,723
16,087	International Bancshares Corp.	621,280
52,731	Investors Bancorp, Inc.	599,024
1,931	Lakeland Bancorp, Inc.	29,795
1,468	Luther Burbank Corp.	16,633
3,901	Macatawa Bank Corp.	40,531
1,648	Mercantile Bank Corp.	54,054
1,372	Meridian Bancorp, Inc.	25,725
583	Metropolitan Bank Holding Corp.*	22,929
14,369	National Bank Holdings Corp. Class A	491,276
420	NBT Bancorp, Inc.	15,368
18,324	NMI Holdings, Inc. Class A*	481,188
2,574	OFG Bancorp	56,371
5,048	Pacific Premier Bancorp, Inc.	157,447
1,516	Parke Bancorp, Inc.	33,686
1,193	Preferred Bank	62,489
723	Provident Financial Services, Inc.	17,735
1,756	Riverview Bancorp, Inc.	12,959
3,828	Sandy Spring Bancorp, Inc.	129,042
12,785	Seacoast Banking Corp. of Florida*	323,588
3,977	Sierra Bancorp	105,629
6,535	Southern National Bancorp of Virginia, Inc.	100,574
800	Territorial Bancorp, Inc.	22,864
1,182	Towne Bank	32,866
12,532	TriCo Bancshares	454,912

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
20,737	TrustCo Bank Corp.	$ 169,007
2,916	UMB Financial Corp.	188,315
3,909	United Community Financial Corp.	42,139
1,697	Univest Financial Corp.	43,291
248	Washington Trust Bancorp, Inc.	11,981
4,094	WesBanco, Inc.	152,993
7,948	WSFS Financial Corp.	350,507

		10,937,511

Capital Goods – 10.9%
7,751	Aegion Corp.*	165,716
8,644	Aerojet Rocketdyne Holdings, Inc.*	436,608
7,746	Albany International Corp. Class A	698,379
1,210	American Woodmark Corp.*	107,581
1,557	Applied Industrial Technologies, Inc.	88,438
7,887	Astronics Corp.*	231,720
2,692	Atkore International Group, Inc.*	81,702
2,830	Barnes Group, Inc.	145,858
13,467	BMC Stock Holdings, Inc.*	352,566
22,432	Builders FirstSource, Inc.*	461,538
619	CIRCOR International, Inc.*	23,243
3,825	Columbus McKinnon Corp.	139,345
21,021	Continental Building Products, Inc.*	573,663
2,907	CSW Industrials, Inc.	200,670
1,476	Ducommun, Inc.*	62,582
1,377	DXP Enterprises, Inc.*	47,809
673	Encore Wire Corp.	37,876
3,847	EnPro Industries, Inc.	264,097
805	ESCO Technologies, Inc.	64,046
2,625	Evoqua Water Technologies Corp.*	44,678
712	Federal Signal Corp.	23,311
3,747	Foundation Building Materials, Inc.*	58,041
6,838	Franklin Electric Co., Inc.	326,925
11,964	GMS, Inc.*	343,606
15,681	Great Lakes Dredge & Dock Corp.*	163,866
1,978	Griffon Corp.	41,479
10,801	Hillenbrand, Inc.	333,535
614	Hurco Cos., Inc.	19,752
14,262	JELD-WEN Holding, Inc.*	275,114
4,589	Kaman Corp.	272,862
7,536	Kennametal, Inc.	231,657
9,424	Kratos Defense & Security Solutions, Inc.*	175,239
3,776	MasTec, Inc.*	245,176
1,209	Mercury Systems, Inc.*	98,135
4,149	Miller Industries, Inc.	138,162
3,032	Moog, Inc. Class A	245,956
2,846	MRC Global, Inc.*	34,522
459	Mueller Industries, Inc.	13,164
2,265	Navistar International Corp.*	63,669
836	Powell Industries, Inc.	32,729
7,460	Quanex Building Products Corp.	134,877
322	Raven Industries, Inc.	10,774
687	RBC Bearings, Inc.*	113,980
4,552	Rexnord Corp.*	123,132
9,859	Simpson Manufacturing Co., Inc.	683,919
3,905	Titan Machinery, Inc.*	55,998

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
13,521	TriMas Corp.*	$ 414,419
440	Universal Forest Products, Inc.	17,547
1,513	Wabash National Corp.	21,954
7,061	Watts Water Technologies, Inc. Class A	661,828

		9,603,443

Commercial & Professional Services – 3.9%
1,877	Barrett Business Services, Inc.	166,715
6,207	Covanta Holding Corp.	107,319
3,289	CRA International, Inc.	138,039
819	Franklin Covey Co.*	28,665
3,491	Heidrick & Struggles International, Inc.	95,304
3,859	HNI Corp.	136,995
1,366	Huron Consulting Group, Inc.*	83,790
5,485	Insperity, Inc.	540,931
1,513	Kelly Services, Inc. Class A	36,645
14,764	Kforce, Inc.	558,596
8,911	Korn Ferry	344,321
1,403	Matthews International Corp. Class A	49,652
6,619	McGrath RentCorp	460,616
350	Mobile Mini, Inc.	12,901
1,588	PICO Holdings, Inc.*	16,023
3,671	Resources Connection, Inc.	62,370
1,860	Steelcase, Inc. Class A	34,224
5,951	TriNet Group, Inc.*	370,093
7,239	TrueBlue, Inc.*	152,743
229	UniFirst Corp.	44,683

		3,440,625

Consumer Durables & Apparel – 4.2%
20,111	American Outdoor Brands Corp.*	117,650
1,017	Bassett Furniture Industries, Inc.	15,560
2,592	Deckers Outdoor Corp.*	381,957
4,944	Installed Building Products, Inc.*	283,489
832	Johnson Outdoors, Inc. Class A	48,722
13,870	KB Home	471,580
1,259	Kontoor Brands, Inc.	44,191
1,008	M/I Homes, Inc.*	37,951
434	Malibu Boats, Inc. Class A*	13,315
6,917	MasterCraft Boat Holdings, Inc.*	103,236
9,299	Meritage Homes Corp.*	654,185
5,325	Taylor Morrison Home Corp. Class A*	138,131
6,269	TopBuild Corp.*	604,520
31,882	TRI Pointe Group, Inc.*	479,505
1,467	Universal Electronics, Inc.*	74,670
19,770	Vista Outdoor, Inc.*	122,376
5,508	Wolverine World Wide, Inc.	155,656

		3,746,694

Consumer Services – 4.2%
1,504	American Public Education, Inc.*	33,599
12,272	Brinker International, Inc.	523,646
1,691	Collectors Universe, Inc.	48,160
3,601	Cracker Barrel Old Country Store, Inc.(a)	585,703
3,480	Del Taco Restaurants, Inc.*	35,583
21,392	Denny’s Corp.*	486,989
7,779	Fiesta Restaurant Group, Inc.*	81,057
6,761	K12, Inc.*	178,490

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
17,720	Laureate Education, Inc. Class A*	$ 293,709
7,368	Scientific Games Corp. Class A*	149,939
17,321	SeaWorld Entertainment, Inc.*	455,889
1,597	Texas Roadhouse, Inc.	83,875
6,830	Wingstop, Inc.	596,122
3,348	WW International, Inc.*	126,621

		3,679,382

Diversified Financials – 2.5%
53,326	Anworth Mortgage Asset Corp. (REIT)	175,976
5,990	Artisan Partners Asset Management, Inc. Class A	169,158
973	Banco Latinoamericano de Comercio Exterior SA Class E	19,402
28,602	Brightsphere Investment Group, Inc.	283,446
6,672	Cannae Holdings, Inc.*	183,280
16,236	Enova International, Inc.*	336,897
17,239	FGL Holdings	137,567
3,244	Great Ajax Corp. (REIT)	50,282
2,212	Green Dot Corp. Class A*	55,853
353	Nelnet, Inc. Class A	22,451
13,657	On Deck Capital, Inc.*	45,887
9,147	Oppenheimer Holdings, Inc. Class A	274,959
3,651	Piper Jaffray Cos.	275,577
2,264	Regional Management Corp.*	63,754
3,731	Westwood Holdings Group, Inc.	103,237

		2,197,726

Energy – 4.8%
2,359	Ardmore Shipping Corp.*	15,782
5,597	Clean Energy Fuels Corp.*	11,558
12,309	CVR Energy, Inc.	541,965
16,824	Delek US Holdings, Inc.	610,711
33,746	Denbury Resources, Inc.*	40,158
39,036	DHT Holdings, Inc.	240,071
13,414	FTS International, Inc.*	30,047
22,588	GasLog Ltd.	290,256
18,294	Golar LNG Ltd.	237,639
8,800	International Seaways, Inc.*	169,488
15,525	Matrix Service Co.*	266,099
23,473	Nabors Industries Ltd.	43,895
10,317	Oceaneering International, Inc.*	139,795
9,241	PDC Energy, Inc.*	256,438
13,340	Scorpio Tankers, Inc.	396,998
11,481	SEACOR Holdings, Inc.*	540,411
2,815	Teekay Corp.(a)	11,260
1,644	US Silica Holdings, Inc.	15,717
10,294	World Fuel Services Corp.	411,142

		4,269,430

Food & Staples Retailing – 0.2%
3,088	Ingles Markets, Inc. Class A	120,000
3,685	Village Super Market, Inc. Class A	97,468

		217,468

Food, Beverage & Tobacco – 3.1%
172	Boston Beer Co., Inc. (The) Class A*	62,622
1,806	Coca-Cola Consolidated, Inc.	548,789

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
29,643	Darling Ingredients, Inc.*	$ 567,070
7,467	Freshpet, Inc.*	371,633
3,587	J&J Snack Foods Corp.	688,704
1,005	John B Sanfilippo & Son, Inc.	97,083
471	Lancaster Colony Corp.	65,304
1,423	Sanderson Farms, Inc.	215,343
1,719	Universal Corp.	94,218

		2,710,766

Health Care Equipment & Services – 5.0%
14,648	Allscripts Healthcare Solutions, Inc.*	160,835
30,822	Brookdale Senior Living, Inc.*	233,631
11,622	Community Health Systems, Inc.*	41,839
2,228	Computer Programs & Systems, Inc.	50,375
6,002	Ensign Group, Inc. (The)	284,675
8,607	GenMark Diagnostics, Inc.*	52,158
136	Haemonetics Corp.*	17,155
10,074	HMS Holdings Corp.*	347,200
6,225	Integer Holdings Corp.*	470,361
887	Mesa Laboratories, Inc.	210,902
1,747	NextGen Healthcare, Inc.*	27,376
5,585	Novocure Ltd.*	417,646
9,166	NuVasive, Inc.*	580,941
8,387	Omnicell, Inc.*	606,129
229	Providence Service Corp. (The)*	13,616
3,504	R1 RCM, Inc.*	31,291
2,029	Surmodics, Inc.*	92,807
5,442	Tandem Diabetes Care, Inc.*	320,969
13,516	Tenet Healthcare Corp.*	298,974
9,326	Triple-S Management Corp. Class B*	124,968
526	Varex Imaging Corp.*	15,012

		4,398,860

Household & Personal Products – 0.0%
1,422	elf Beauty, Inc.*	24,899

Insurance – 2.8%
24,660	American Equity Investment Life Holding Co.	596,772
6,417	AMERISAFE, Inc.	424,228
9,639	Argo Group International Holdings Ltd.	677,043
5,564	FBL Financial Group, Inc. Class A	331,114
10,804	Genworth Financial, Inc. Class A*	47,538
3,696	National General Holdings Corp.	85,082
103	National Western Life Group, Inc. Class A	27,642
7,194	Stewart Information Services Corp.	279,055

		2,468,474

Materials – 4.5%
12,600	Boise Cascade Co.	410,634
8,687	Carpenter Technology Corp.	448,770
3,376	Chase Corp.	369,301
33,399	Ferro Corp.*	396,112
1,879	Haynes International, Inc.	67,343
4,570	Innophos Holdings, Inc.	148,342
2,227	Innospec, Inc.	198,515

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2,573	Kaiser Aluminum Corp.	$ 254,650
3,925	Kraton Corp.*	126,738
6,653	Materion Corp.	408,228
7,645	Minerals Technologies, Inc.	405,873
3,554	PH Glatfelter Co.	54,696
15,711	PolyOne Corp.	512,964
3,950	Trinseo SA	169,653
1,352	Worthington Industries, Inc.	48,740

		4,020,559

Media & Entertainment – 2.1%
16,803	AMC Entertainment Holdings, Inc. Class A(a)	179,792
541	Cardlytics, Inc.*	18,134
29,394	Cars.com, Inc.*	263,958
19,268	Glu Mobile, Inc.*	96,147
2,456	IMAX Corp.*	53,909
1,590	Liberty Latin America Ltd. Class A*	27,141
11,729	Liberty TripAdvisor Holdings, Inc. Class A*	110,370
1,622	Loral Space & Communications, Inc.*	67,151
9,113	Meet Group, Inc. (The)*	29,845
9,371	Meredith Corp.	343,541
16,599	MSG Networks, Inc. Class A*	269,236
25,293	New Media Investment Group, Inc.(a)	222,831
5,555	QuinStreet, Inc.*	69,938
2,798	TechTarget, Inc.*	63,025

		1,815,018

Pharmaceuticals, Biotechnology & Life Sciences – 8.4%
8,059	ACADIA Pharmaceuticals, Inc.*	290,043
4,421	Acceleron Pharma, Inc.*	174,674
2,594	Aerie Pharmaceuticals, Inc.*	49,857
2,570	AMAG Pharmaceuticals, Inc.*	29,684
5,881	ANI Pharmaceuticals, Inc.*	428,607
5,052	Anika Therapeutics, Inc.*	277,304
2,633	Arena Pharmaceuticals, Inc.*	120,512
8,471	Arrowhead Pharmaceuticals, Inc.*	238,713
1,077	Audentes Therapeutics, Inc.*	30,253
2,654	Avid Bioservices, Inc.*	14,066
2,855	Blueprint Medicines Corp.*	209,757
8,509	CareDx, Inc.*	192,388
18,568	Catalyst Pharmaceuticals, Inc.*	98,596
14,284	Coherus Biosciences, Inc.*	289,394
6,195	Dicerna Pharmaceuticals, Inc.*	88,960
4,667	Editas Medicine, Inc.*(a)	106,128
5,337	Enanta Pharmaceuticals, Inc.*	320,647
16,096	Endo International plc*	51,668
4,877	Esperion Therapeutics, Inc.*	178,791
6,405	FibroGen, Inc.*	236,857
3,289	Fluidigm Corp.*	15,228
787	G1 Therapeutics, Inc.*	17,928
3,340	Global Blood Therapeutics, Inc.*	162,057
32,631	Halozyme Therapeutics, Inc.*	506,107
2,452	Ironwood Pharmaceuticals, Inc.*	21,050
6,141	Kura Oncology, Inc.*	93,159
7,956	Mallinckrodt plc*(a)	19,174
3,881	Medpace Holdings, Inc.*	326,159
927	Mirati Therapeutics, Inc.*	72,223
2,994	Myriad Genetics, Inc.*	85,718
6,166	Natera, Inc.*	202,245
903	Pacira BioSciences, Inc.*	34,377

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
5,712	PDL BioPharma, Inc.*	$ 12,338
7,290	Phibro Animal Health Corp. Class A	155,496
8,239	Portola Pharmaceuticals, Inc.*	220,970
13,609	Prestige Consumer Healthcare, Inc.*	472,096
7,854	Prothena Corp. plc*	61,575
3,230	PTC Therapeutics, Inc.*	109,239
5,364	Puma Biotechnology, Inc.*	57,743
6,204	Ra Pharmaceuticals, Inc.*	146,725
14,936	Radius Health, Inc.*	384,602
995	Repligen Corp.*	76,307
1,442	Supernus Pharmaceuticals, Inc.*	39,626
15,766	Vanda Pharmaceuticals, Inc.*	209,372
12,047	Veracyte, Inc.*	289,128
8,554	Voyager Therapeutics, Inc.*	147,214
1,042	Xencor, Inc.*	35,147

		7,399,902

Real Estate – 8.1%
13,221	Cedar Realty Trust, Inc. (REIT)	39,663
18,132	City Office REIT, Inc. (REIT)	260,920
962	EastGroup Properties, Inc. (REIT)	120,269
798	Essential Properties Realty Trust, Inc. (REIT)	18,282
20,004	First Industrial Realty Trust, Inc. (REIT)	791,358
11,857	Gladstone Commercial Corp. (REIT)	278,640
11,183	Independence Realty Trust, Inc. (REIT)	160,029
1,670	Investors Real Estate Trust (REIT)	124,699
614	Kennedy-Wilson Holdings, Inc.	13,459
60,085	Lexington Realty Trust (REIT)	615,871
18,709	National Storage Affiliates Trust (REIT)	624,319
9,799	NexPoint Residential Trust, Inc. (REIT)	458,201
33,183	Physicians Realty Trust (REIT)	588,998
19,434	Piedmont Office Realty Trust, Inc. Class A (REIT)	405,782
3,277	PS Business Parks, Inc. (REIT)	596,250
6,410	Retail Value, Inc. (REIT)	237,427
17,760	Rexford Industrial Realty, Inc. (REIT)	781,795
9,280	RLJ Lodging Trust (REIT)	157,667
6,352	STAG Industrial, Inc. (REIT)	187,257
13,964	Terreno Realty Corp. (REIT)	713,421

		7,174,307

Retailing – 5.6%
4,797	American Eagle Outfitters, Inc.	77,807
2,979	America’s Car-Mart, Inc.*	273,174
5,703	Asbury Automotive Group, Inc.*	583,588
18,656	Big Lots, Inc.	457,072
4,037	Boot Barn Holdings, Inc.*	140,891
2,695	Cato Corp. (The) Class A	47,459
10,103	Citi Trends, Inc.	184,885
9,279	Core-Mark Holding Co., Inc.	297,995
6,486	Genesco, Inc.*	259,570
2,963	Group 1 Automotive, Inc.	273,515
11,649	Groupon, Inc.*	30,986
4,984	Hudson Ltd. Class A*	61,154

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
2,541	Monro, Inc.	$ 200,764
6,922	Murphy USA, Inc.*	590,447
30,403	Sally Beauty Holdings, Inc.*	452,701
3,493	Shutterstock, Inc.*	126,167
6,651	Sleep Number Corp.*	274,819
15,526	Sonic Automotive, Inc. Class A	487,672
1,279	Stamps.com, Inc.*	95,222
5,853	Tilly’s, Inc. Class A	55,252

		4,971,140

Semiconductors & Semiconductor Equipment – 3.1%
2,004	Ambarella, Inc.*	125,921
19,438	Amkor Technology, Inc.*	176,886
5,169	Cirrus Logic, Inc.*	276,955
4,854	Diodes, Inc.*	194,888
5,205	Enphase Energy, Inc.*	115,707
10,083	Inphi Corp.*	615,567
16,282	Lattice Semiconductor Corp.*	297,716
6,237	MaxLinear, Inc. Class A*	139,584
10,906	NeoPhotonics Corp.*	66,418
41,886	Rambus, Inc.*	549,754
8,010	Xperi Corp.	165,647

		2,725,043

Software & Services – 3.7%
2,383	ACI Worldwide, Inc.*	74,647
7,642	Avaya Holdings Corp.*	78,178
1,428	Blackline, Inc.*	68,273
12,967	Bottomline Technologies DE, Inc.*	510,251
9,932	Box, Inc. Class A*	164,474
1,634	Cardtronics plc Class A*	49,412
2,758	CommVault Systems, Inc.*	123,310
6,383	Cornerstone OnDemand, Inc.*	349,916
2,904	Digital Turbine, Inc.*	18,716
5,554	Five9, Inc.*	298,472
503	I3 Verticals, Inc. Class A*	10,123
284	MicroStrategy, Inc. Class A*	42,137
1,386	Mitek Systems, Inc.*	13,375
6,597	MobileIron, Inc.*	43,177
26,651	Perspecta, Inc.	696,124
6,689	Progress Software Corp.	254,583
4,651	SPS Commerce, Inc.*	218,923
3,646	SVMK, Inc.*	62,347
3,729	Sykes Enterprises, Inc.*	114,257
6,088	TiVo Corp.	46,360
2,350	Unisys Corp.*	17,461

		3,254,516

Technology Hardware & Equipment – 5.8%
3,669	AVX Corp.	55,769
7,473	Belden, Inc.	398,610
16,943	Benchmark Electronics, Inc.	492,363
6,551	Comtech Telecommunications Corp.	212,907
3,448	CTS Corp.	111,577
12,723	Extreme Networks, Inc.*	92,560
4,890	Fabrinet*	255,747
4,102	Harmonic, Inc.*	26,991
647	II-VI, Inc.*	22,781
3,891	Itron, Inc.*	287,778
4,885	Lumentum Holdings, Inc.*	261,641
1,066	OSI Systems, Inc.*	108,263
5,653	PC Connection, Inc.	219,902
1,280	Rogers Corp.*	174,989

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
16,642	Sanmina Corp.*	$ 534,375
4,540	Tech Data Corp.*	473,250
3,420	TTM Technologies, Inc.*	41,707
42,004	Viavi Solutions, Inc.*	588,266
31,537	Vishay Intertechnology, Inc.	533,921
7,269	Vishay Precision Group, Inc.*	237,987

		5,131,384

Telecommunication Services – 1.0%
11,152	Cogent Communications Holdings, Inc.	614,475
2,154	Ooma, Inc.*	22,402
35,603	ORBCOMM, Inc.*	169,470
8,105	Spok Holdings, Inc.	96,774

		903,121

Transportation – 1.3%
4,149	Atlas Air Worldwide Holdings, Inc.*	104,679
3,433	Avis Budget Group, Inc.*	97,017
2,989	Covenant Transportation Group, Inc. Class A*	49,139
13,555	Echo Global Logistics, Inc.*	307,021
7,587	Heartland Express, Inc.	163,196
738	Hub Group, Inc. Class A*	34,317
11,591	Marten Transport Ltd.	240,861
3,447	SkyWest, Inc.	197,858

		1,194,088

Utilities – 1.4%
250	ONE Gas, Inc.	24,027
499	Ormat Technologies, Inc.	37,071
10,880	Portland General Electric Co.(b)	613,306
572	Southwest Gas Holdings, Inc.	52,075
7,533	Unitil Corp.	477,893
962	York Water Co. (The)	42,001

		1,246,373

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $84,068,242)		$87,625,401

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
483,026	2.032%	$ 483,026
(Cost $483,026)

TOTAL INVESTMENTS – 99.6% (Cost $84,551,268)		$88,108,427

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		389,510

NET ASSETS – 100.0%		$88,497,937

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	9	12/20/2019	$686,250	$(26,161)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Automobiles & Components – 0.6%
24,469	Aptiv plc	$ 2,139,080

Banks – 0.7%
24,044	First Republic Bank	2,325,055

Capital Goods – 6.6%
22,840	Boeing Co. (The)	8,689,935
17,106	Deere & Co.	2,885,440
10,381	Fortive Corp.	711,722
27,656	Honeywell International, Inc.	4,679,395
13,437	Northrop Grumman Corp.	5,036,053
7,315	Stanley Black & Decker, Inc.	1,056,359

		23,058,904

Consumer Durables & Apparel – 2.9%
71,365	NIKE, Inc. Class B	6,702,601
40,444	PVH Corp.	3,568,374

		10,270,975

Consumer Services – 2.2%
1,263	Chipotle Mexican Grill, Inc.*	1,061,514
32,019	Dunkin’ Brands Group, Inc.	2,541,028
19,288	McDonald’s Corp.	4,141,326

		7,743,868

Diversified Financials – 1.8%
18,432	Cboe Global Markets, Inc.	2,118,021
30,009	Intercontinental Exchange, Inc.	2,768,931
13,866	Northern Trust Corp.	1,293,975

		6,180,927

Energy – 1.6%
41,128	Cheniere Energy, Inc.*	2,593,532
7,051	Diamondback Energy, Inc.	633,955
39,553	Marathon Petroleum Corp.	2,402,845

		5,630,332

Food & Staples Retailing – 1.1%
31,025	Walmart, Inc.	3,682,047

Food, Beverage & Tobacco – 4.3%
35,492	Brown-Forman Corp. Class B	2,228,188
97,890	Coca-Cola Co. (The)	5,329,131
12,677	McCormick & Co., Inc. (Non-Voting)	1,981,415
39,630	Mondelez International, Inc. Class A	2,192,332
58,392	Monster Beverage Corp.*	3,390,239

		15,121,305

Health Care Equipment & Services – 6.6%
112,393	Boston Scientific Corp.*	4,573,271
22,623	Danaher Corp.	3,267,440
9,265	Edwards Lifesciences Corp.*	2,037,466
11,465	Guardant Health, Inc.*	731,811
13,801	Humana, Inc.	3,528,502
7,800	Intuitive Surgical, Inc.*	4,211,454
9,029	UnitedHealth Group, Inc.	1,962,182

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
19,469	West Pharmaceutical Services, Inc.	$ 2,761,094

		23,073,220

Household & Personal Products – 0.7%
32,398	Colgate-Palmolive Co.	2,381,577

Insurance – 0.3%
892	Markel Corp.*	1,054,255

Materials – 3.8%
18,931	Corteva, Inc.	530,068
29,934	DuPont de Nemours, Inc.	2,134,593
17,434	Ecolab, Inc.	3,452,629
14,579	Linde plc	2,824,244
6,619	Martin Marietta Materials, Inc.	1,814,268
4,263	Sherwin-Williams Co. (The)	2,344,096

		13,099,898

Media & Entertainment – 11.6%
9,390	Alphabet, Inc. Class A*	11,466,505
7,103	Alphabet, Inc. Class C*	8,658,557
80,048	Comcast Corp. Class A	3,608,564
33,739	Electronic Arts, Inc.*	3,300,349
75,940	Facebook, Inc. Class A*	13,523,395

		40,557,370

Pharmaceuticals, Biotechnology & Life Sciences – 8.3%
78,671	AbbVie, Inc.	5,956,968
23,881	Adaptive Biotechnologies Corp.*	737,923
29,042	Agios Pharmaceuticals, Inc.*	940,961
14,215	Alexion Pharmaceuticals, Inc.*	1,392,217
81,468	AstraZeneca plc ADR	3,631,029
25,533	BioMarin Pharmaceutical, Inc.*	1,720,924
97,285	Elanco Animal Health, Inc.*	2,586,808
37,315	Eli Lilly & Co.	4,172,936
15,434	Illumina, Inc.*	4,695,332
18,191	Incyte Corp.*	1,350,318
10,508	Vertex Pharmaceuticals, Inc.*	1,780,265

		28,965,681

Real Estate Investment Trusts – 2.0%
18,656	American Tower Corp.	4,125,401
5,231	Equinix, Inc.	3,017,241

		7,142,642

Retailing – 6.0%
8,392	Amazon.com, Inc.*	14,567,757
35,559	Ross Stores, Inc.	3,906,156
9,909	Ulta Beauty, Inc.*	2,483,691

		20,957,604

Semiconductors & Semiconductor Equipment – 4.0%
15,900	Analog Devices, Inc.	1,776,507
79,219	Marvell Technology Group Ltd.	1,978,098
35,386	NVIDIA Corp.	6,159,641
31,745	NXP Semiconductors NV	3,464,014
5,536	Texas Instruments, Inc.	715,473

		14,093,733

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 21.3%
24,881	Accenture plc Class A	$ 4,785,860
23,012	Adobe, Inc.*	6,357,065
11,620	Atlassian Corp. plc Class A*	1,457,613
27,737	Fidelity National Information Services, Inc.	3,682,364
15,441	Intuit, Inc.	4,106,379
35,335	Mastercard, Inc. Class A	9,595,926
164,620	Microsoft Corp.	22,887,119
30,225	salesforce.com, Inc.*	4,486,599
7,513	ServiceNow, Inc.*	1,907,175
66,649	Slack Technologies, Inc. Class A*(a)	1,581,581
65,132	Visa, Inc. Class A	11,203,355
14,159	Workday, Inc. Class A*	2,406,464

		74,457,500

Technology Hardware & Equipment – 9.5%
41,443	Amphenol Corp. Class A	3,999,249
98,496	Apple, Inc.	22,060,149
144,238	Cisco Systems, Inc.	7,126,800

		33,186,198

Transportation – 2.8%
52,728	CSX Corp.	3,652,468
22,181	Lyft, Inc. Class A*	905,872
32,920	Union Pacific Corp.	5,332,382

		9,890,722

TOTAL COMMON STOCKS (Cost $221,168,285)		$345,012,893

Shares	Dividend Rate	Value

Investment Company(b) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,478,483	2.032%	$ 4,478,483
(Cost $4,478,483)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $225,646,768)		$349,491,376

Securities Lending Reinvestment Vehicle(b) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
750,204	2.032%	$ 750,204
(Cost $750,204)

TOTAL INVESTMENTS – 100.2% (Cost $226,396,972)		$350,241,580

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(650,347)

NET ASSETS – 100.0%		$349,591,233

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Automobiles & Components – 0.1%
6,263	General Motors Co.	$ 234,737

Banks – 6.4%
4,780	Bank of America Corp.	139,433
77,162	Citizens Financial Group, Inc.	2,729,220
91,076	Fifth Third Bancorp	2,493,661
13,644	JPMorgan Chase & Co.	1,605,762
50,256	Popular, Inc.	2,717,844
10,797	Signature Bank	1,287,218
8,178	SVB Financial Group*	1,708,793
59,128	Wells Fargo & Co.	2,982,416
11,084	Western Alliance Bancorp	510,751
66,724	Zions Bancorp NA	2,970,553

		19,145,651

Capital Goods – 4.1%
7,435	Allison Transmission Holdings, Inc.	349,817
6,020	Boeing Co. (The)	2,290,429
15,990	Caterpillar, Inc.	2,019,697
9,357	HEICO Corp.	1,168,502
79,859	Johnson Controls International plc	3,505,012
3,735	Northrop Grumman Corp.	1,399,841
8,039	Raytheon Co.	1,577,171

		12,310,469

Commercial & Professional Services – 1.2%
7,070	Cintas Corp.	1,895,467
2,814	CoStar Group, Inc.*	1,669,265

		3,564,732

Consumer Durables & Apparel – 1.0%
54,532	DR Horton, Inc.	2,874,382

Consumer Services – 2.7%
454	Chipotle Mexican Grill, Inc.*	381,573
48,107	Starbucks Corp.	4,253,621
30,295	Yum! Brands, Inc.	3,436,362

		8,071,556

Diversified Financials – 4.7%
86,983	Ally Financial, Inc.	2,884,356
814	Ameriprise Financial, Inc.	119,740
5,667	AXA Equitable Holdings, Inc.	125,581
16,170	Berkshire Hathaway, Inc. Class B*	3,363,683
42,187	Morgan Stanley	1,800,119
3,560	S&P Global, Inc.	872,129
96,934	Synchrony Financial	3,304,480
8,053	TD Ameritrade Holding Corp.	376,075
20,174	Voya Financial, Inc.	1,098,273

		13,944,436

Energy – 3.4%
64,331	ConocoPhillips	3,665,580
9,001	Exxon Mobil Corp.	635,561
39,915	HollyFrontier Corp.	2,141,041
1,747	Occidental Petroleum Corp.	77,689
68,043	TechnipFMC plc	1,642,558

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
22,920	Valero Energy Corp.	$ 1,953,701

		10,116,130

Food & Staples Retailing – 1.4%
10,715	Kroger Co. (The)	276,233
9,292	US Foods Holding Corp.*	381,901
63,697	Walgreens Boots Alliance, Inc.	3,523,081

		4,181,215

Food, Beverage & Tobacco – 1.7%
52,568	General Mills, Inc.	2,897,548
40,472	Monster Beverage Corp.*	2,349,804

		5,247,352

Health Care Equipment & Services – 5.2%
6,696	Align Technology, Inc.*	1,211,440
15,673	Anthem, Inc.	3,763,087
1,535	Becton Dickinson and Co.	388,294
22,935	Dentsply Sirona, Inc.	1,222,665
21,489	HCA Healthcare, Inc.	2,587,705
13,999	McKesson Corp.	1,913,103
16,002	UnitedHealth Group, Inc.	3,477,555
6,720	Universal Health Services, Inc. Class B	999,600

		15,563,449

Household & Personal Products – 1.5%
18,301	Estee Lauder Cos., Inc. (The) Class A	3,640,984
6,259	Procter & Gamble Co. (The)	778,494

		4,419,478

Insurance – 1.9%
18,516	Athene Holding Ltd. Class A*	778,783
46,056	Progressive Corp. (The)	3,557,826
42,396	Unum Group	1,260,009

		5,596,618

Materials – 2.9%
66,968	Alcoa Corp.*	1,344,048
5,576	CF Industries Holdings, Inc.	274,339
17,463	Ecolab, Inc.	3,458,373
6,469	Sherwin-Williams Co. (The)	3,557,109

		8,633,869

Media & Entertainment – 7.4%
5,027	Alphabet, Inc. Class A*	6,138,671
4,697	Alphabet, Inc. Class C*	5,725,643
3,691	Cinemark Holdings, Inc.	142,620
45,880	Facebook, Inc. Class A*	8,170,310
22,326	Liberty Global plc Class C*	531,136
107,451	News Corp. Class A	1,495,718

		22,204,098

Pharmaceuticals, Biotechnology & Life Sciences – 6.4%
59,327	AbbVie, Inc.	4,492,240
35,601	Agilent Technologies, Inc.	2,728,105

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
14,439	Alexion Pharmaceuticals, Inc.*	$ 1,414,156
4,921	Biogen, Inc.*	1,145,707
8,920	Bristol-Myers Squibb Co.	452,333
60,335	Gilead Sciences, Inc.	3,824,032
21,907	Incyte Corp.*	1,626,157
17,754	Johnson & Johnson	2,297,012
8,489	Merck & Co., Inc.	714,604
29,010	Mylan NV*	573,818

		19,268,164

Real Estate Investment Trusts – 6.2%
15,438	Camden Property Trust	1,713,772
5,064	CubeSmart	176,734
93,593	Duke Realty Corp.	3,179,354
11,239	Equity LifeStyle Properties, Inc.	1,501,530
12,942	Extra Space Storage, Inc.	1,511,884
95,245	Invitation Homes, Inc.	2,820,205
42,448	Prologis, Inc.	3,617,419
13,948	Public Storage	3,421,026
8,341	STORE Capital Corp.	312,037
2,375	Sun Communities, Inc.	352,569

		18,606,530

Retailing – 9.4%
6,771	Amazon.com, Inc.*	11,753,847
1,626	Booking Holdings, Inc.*	3,191,204
11,820	CarMax, Inc.*	1,040,160
31,633	eBay, Inc.	1,233,054
26,691	Home Depot, Inc. (The)	6,192,846
11,266	Lowe’s Cos., Inc.	1,238,809
34,040	Macy’s, Inc.	528,981
26,179	Target Corp.	2,798,797

		27,977,698

Semiconductors & Semiconductor Equipment – 2.4%
12,667	Analog Devices, Inc.	1,415,284
10,604	Micron Technology, Inc.*	454,381
27,418	NXP Semiconductors NV	2,991,852
17,890	Texas Instruments, Inc.	2,312,104

		7,173,621

Software & Services – 13.8%
5,227	Cadence Design Systems, Inc.*	345,400
14,591	Intuit, Inc.	3,880,331
1,924	Mastercard, Inc. Class A	522,501
114,661	Microsoft Corp.	15,941,319
63,658	Oracle Corp.	3,503,100
42,624	PayPal Holdings, Inc.*	4,415,420
10,991	ServiceNow, Inc.*	2,790,065
17,176	VeriSign, Inc.*	3,239,909
38,433	Visa, Inc. Class A	6,610,860

		41,248,905

Technology Hardware & Equipment – 7.5%
65,243	Apple, Inc.	14,612,475
34,696	Cisco Systems, Inc.	1,714,329
32,256	Keysight Technologies, Inc.*	3,136,896
17,119	Motorola Solutions, Inc.	2,917,249

		22,380,949

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – 0.1%
8,499	AT&T, Inc.	$ 321,602

Transportation – 2.8%
11,952	CSX Corp.	827,915
58,725	Delta Air Lines, Inc.	3,382,560
26,604	Union Pacific Corp.	4,309,316

		8,519,791

Utilities – 5.1%
160,144	AES Corp.	2,616,753
437	Ameren Corp.	34,982
22,248	DTE Energy Co.	2,958,094
72,815	Exelon Corp.	3,517,693
60,888	FirstEnergy Corp.	2,936,628
104,316	PPL Corp.	3,284,911

		15,349,061

TOTAL INVESTMENTS – 99.3% (Cost $254,045,030)		$296,954,493

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,000,395

NET ASSETS – 100.0%		$298,954,888

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation —The Funds’, Portfolio’s and Underlying Funds valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund and the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A rate lock forward is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether the referenced obligation is above or below a specified yield level on the termination date of the contract.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund and the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund and the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund and the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund and the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of September 30, 2019.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Bonds	$—	$16,341,507	$—
Mortgage-Backed Securities	—	21,775,816	—
Collateralized Mortgage Obligations	—	724,640	—
Commercial Mortgage-Backed Security	—	158,868	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	424,053	1,064,538	—
Asset-Backed Securities	—	2,534,445	—
Foreign Government Securities	—	1,512,506	—
Municipal Bonds	—	715,081	—
Short-Term Investment	12,476,565	—	—

Total	$12,900,618	$44,827,401	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts		$(1,071,641)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)		$46,397	$—
Futures Contracts(a)	31,384	—	—
Credit Default Swaps Contracts(a)	—	13,025	—
Interest Rate Swap Contracts(a)	—	57,105	—
Purchased Options Contracts	—	6,035	—

Total	$31,384	$122,562	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts		$(60,549)	$—
Futures Contracts	(142,163)	—	—
Credit Default Swaps Contracts	—	(241)	—
Interest Rate Swap Contracts	—	(34,974)	—
Written Options Contracts	—	(32,221)	—

Total	$(142,163)	$(127,985)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$788,025	$—	$—
North America	167,258,195	—	—
Securities Lending Reinvestment Vehicle	20,250	—	—

Total	$168,066,470	$—	$—

Derivative Type

Liabilities(a)
Futures Contract	$(11,058)	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$85,469,578	$—	$—
Investment Companies	187,184,165	—	—

Total	$272,653,743	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$1,049,708	$—	$—

Liabilities(a)
Futures Contracts	$(1,565,954)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$68,663,543	$—	$—
Investment Company	2,190,395	—	—
Securities Lending Reinvestment Vehicle	875,290	—	—

Total	$71,729,228	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$21,879,467	$2,000,834	$—
Mortgage-Backed Securities	—	2,366,547	—
Collateralized Mortgage Obligations	—	18,344,195	—
Commercial Mortgage-Backed Security	—	264,628	—
Asset-Backed Securities	—	29,840,723	—
Supranational	—	2,532,022	—
Municipal Bond	—	95,123	—
Investment Company	2,789,451	—	—
Short-Term Investments	—	990,614	—

Total	$24,668,918	$56,434,686	$—

Derivative Type

Assets(b)
Futures Contracts	$21,483	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$25,570,188	$—
Australia and Oceania	452,297	5,546,672	—
Europe	1,466,129	48,638,139	—
North America	177,451	—	—

Total	$2,095,877	$79,754,999	$—

Derivative Type

Assets(b)
Futures Contracts	$17,651	$—	$—

Liabilities(b)
Futures Contracts	$(231)	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$11,618,784	$—	$—
North America	442,649,845	—	—
Investment Company	2,470,427	—	—

Total	$456,739,056	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$12,174,684	$—	$—
North America	476,579,291	—	—
Investment Company	5,168,726	—	—
Master Limited Partnership	4,225,762	—	—
Securities Lending Reinvestment Vehicle	3,015,759	—	—

Total	$501,164,222	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$5,236,205	$—	$—
Fixed Income Underlying Funds	11,407,993	—	—
Exchange Traded Fund	282,806	—	—
Investment Company	1,266,561	—	—
Securities Lending Reinvestment Vehicle	248,400	—	—

Total	$18,441,965	$—	$—

Derivative Type

Assets
Purchased Options Contracts	$262,125	$—	$—

Liabilities(a)
Futures Contracts	$(33,076)	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$255,747	$—	$—
Europe	764,611	—	—
North America	86,577,902	—	—
South America	27,141	—	—
Securities Lending Reinvestment Vehicle	483,026	—	—

Total	$88,108,427	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(26,161)	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$9,919,287	$—	$—
North America	335,093,606	—	—
Investment Company	4,478,483	—	—
Securities Lending Reinvestment Vehicle	750,204	—	—

Total	$350,241,580	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock(b)
Europe	$5,165,546	$—	$—
North America	291,788,947	—	—

Total	$296,954,493	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (‘SEC”) and the terms and conditions contained therein, the Equity Index, International Equity Insights, Small Cap Equity Insights and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ and the Portfolio’s securities lending procedures, the Funds and the Portfolio receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds and the Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds and the Portfolio on the next business day. As with other extensions of credit, the Funds and the Portfolio may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds and the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds, Portfolio, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’, the Portfolio’s or an Underlying Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds, the Portfolio or an Underlying Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund, Portfolio and Underlying Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund, Portfolio and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio and Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund, Portfolio and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s and Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s and Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s, Portfolio’s and Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio and Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s and Underlying Fund’s performance to the extent that the Fund, Portfolio and Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund, Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund, Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund, Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund, Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s, Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s, Portfolio’s or Underlying Fund’s investments in securities of issuers located in emerging market countries. These risks may be more pronounced in connection with the Fund’s, Portfolio’s and Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio or Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund, Portfolio and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and Underlying Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund and the Portfolio may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund and the Portfolio may purchase for investment. Taking short positions involves leverage of a Fund’s and the Portfolio’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund and the Portfolio have taken a short position increases, then the Fund and the Portfolio will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund and the Portfolio use the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund and the Portfolio to the markets and therefore could magnify changes to a Fund’s and the Portfolio’s NAV.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.